                                                      1933 Act File No. 2-98441
                                                      1940 Act File No. 811-4327

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                         POST-EFFECTIVE AMENDMENT NO. 18
                                       TO
                                    FORM S-6


                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2



A.       Exact Name of Trust:  Sentry Variable Life Account I

B.       Name of Depositor:  Sentry Life Insurance Company

C.       Complete Address of Depositor's Principal Executive Offices:

         1800 North Point Drive, Stevens Point, WI  54481

D.       Name and Address of Agent for Service:

         William M. O'Reilly, Esq.
         Sentry Life Insurance Company
         1800 North Point Drive
         Stevens Point, WI  54481


         It is proposed that this filing will become effective

         [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
         [x] on May 1, 2000, pursuant to paragraph (b) of Rule 485
         [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
         [ ] on (date) pursuant to paragraph (a)(i) of Rule 485
         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and Amount of Securities Being Registered: Individual Flexible Premium Variable Life Insurance Policies

F.       Approximate date of proposed public offering:

[ ]      Check box if it is proposed that this filing will become effective on
         (date) at (time) pursuant to Rule 487.

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2


N-8B-2 Item                                          Caption in Prospectus
-----------                                          ---------------------

    1             ............................       The Company, The Variable Life Account
    2             ............................       The Company
    3             ............................       Not Applicable
    4             ............................       Distribution of the Policy
    5             ............................       The Variable Life Account
    6(a)          ............................       Not Applicable
     (b)          ............................       Not Applicable
    9             ............................       Legal Proceedings
   10             ............................       The Policy
   11             ............................       Investments of the Variable Life Account
   12             ............................       Investments of the Variable Life Account
   13             ............................       Charges and Deductions
   14             ............................       The Policy
   15             ............................       The Variable Life Account
   16             ............................       Investments of the Variable Life Account
   17             ............................       Policy Benefits and Rights
   18             ............................       The Policy
   19             ............................       Not Applicable
   20             ............................       Not Applicable
   21             ............................       Not Applicable
   22             ............................       Not Applicable
   23             ............................       Not Applicable
   24             ............................       Not Applicable
   25             ............................       The Company
   26             ............................       Management of the Company
   27             ............................       The Company
   28             ............................       The Company, Management of the Company
   29             ............................       The Company
   30             ............................       The Company
   31             ............................       Not Applicable
   32             ............................       Not Applicable
   33             ............................       Not Applicable
   34             ............................       Not Applicable
   35             ............................       The Company
   37             ............................       Not Applicable
   38             ............................       Distribution of the Policy
   39             ............................       Distribution of the Policy
   40(a)          ............................       Distribution of the Policy
   41(a)          ............................       Distribution of the Policy
   42             ............................       Not Applicable
   43             ............................       Distribution of the Policy
   44             ............................       The Policy
   45             ............................       Not Applicable
   46             ............................       Policy Benefits and Rights
   47             ............................       Not Applicable
   48             ............................       Not Applicable
   49             ............................       Not Applicable
   50             ............................       Not Applicable
   51             ............................       The Company, The Policy
   52             ............................       Investments of the Variable Life Account
   53             ............................       Federal Tax Status
   54             ............................       Financial Statements
   55             ............................       Not Applicable

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                    ISSUED BY
                         SENTRY VARIABLE LIFE ACCOUNT I
                                       AND
                       SENTRY LIFE INSURANCE COMPANY

The life insurance policy described in this Prospectus is a flexible premium variable life insurance policy (the "Policy") offered by Sentry Life Insurance company designed for individuals. The Policy provides life insurance protection until the Policy Anniversary Date on or after your 95th birthday.

You can allocate the Cash Value of the Policy to the Sentry Variable Life Account I (the "Variable Life Account"), which is a segregated investment account of Sentry Life Insurance Company. The Variable Life Account invests in shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Janus Aspen Series Institutional Shares ("Janus Aspen Series"), each an open-end management investment company. Through the Variable Life Account, you may invest in the following Portfolios:


  T. Rowe Price Fixed Income Series, Inc.          Janus Aspen Series
  -  T. Rowe Price Prime Reserve Portfolio      -  Balanced Portfolio
  -  T. Rowe Price Limited-Term Bond Portfolio  -  Growth Portfolio
                                                -  Aggressive Growth Portfolio
  T. Rowe Price Equity Series, Inc.             -  Capital Appreciation
  -  T. Rowe Price Personal Strategy Balanced        Portfolio
       Portfolio                                -  Worldwide Growth Portfolio
  -  T. Rowe Price Equity Income Portfolio

  T. Rowe Price International Series, Inc.
  -  T. Rowe Price International Stock Portfolio

As the owner of the Policy, you may choose one or more Portfolios in which to invest; however, you will bear the complete investment risk for the amount you allocate to the Variable Life Account. The Cash Value of your Policy, and under certain circumstances, the death benefit, may increase or decrease depending on the investment experience of the Variable Life Account.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectuses for T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Janus Aspen Series accompany this Prospectus.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.



                          SENTRY LIFE INSURANCE COMPANY

                             1800 North Point Drive
                             Stevens Point, WI 54481
                             Telephone (800)533-7827



                   The date of this Prospectus is May 1, 2000

                                TABLE OF CONTENTS

                                                                                                                   PAGE
Definitions ..................................................................................................      4
Summary ......................................................................................................      5
The Company ..................................................................................................      7
The Variable Life Account ....................................................................................      8
Investments of the Variable Life Account .....................................................................      8
  Initial Investment Selection ...............................................................................      8
  Transfers ..................................................................................................      8
  Telephone Transfers ........................................................................................      9
  T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc.,
    T. Rowe Price International Series, Inc., and Janus Aspen Series .........................................      9
  Substitution of Securities .................................................................................     11
The Policy ...................................................................................................     11
  General ....................................................................................................     11
  How to Purchase a Policy ...................................................................................     11
  Free Look ..................................................................................................     11
  Medical Examination ........................................................................................     11
  Right to Exchange the Policy ...............................................................................     12
  Illustrations ..............................................................................................     12
Premiums .....................................................................................................     12
  Maximum Premium Limitation .................................................................................     13
  Death Benefit Guarantee ....................................................................................     13
  Grace Period ...............................................................................................     14
  Reinstatement ..............................................................................................     14
Charges and Deductions .......................................................................................     14
  Deductions from Premiums ...................................................................................     14
  Deductions from the Variable Life Account ..................................................................     14
  Deductions from Cash Value .................................................................................     15
  Deductions from Surrendered Values .........................................................................     15
  Annual Expenses of Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc.,
    T. Rowe Price International Series, Inc., and Janus Aspen Series .........................................     17
  Group Arrangements .........................................................................................     17
Policy Benefits and Rights ...................................................................................     18
  Death Benefit ..............................................................................................     18
  Death Benefit Options ......................................................................................     18
  Corridor Percentages .......................................................................................     18
  Changing Death Benefit Options .............................................................................     19
  Changing the Specified Amount ..............................................................................     19
  Effects of Changing the Specified Amount ...................................................................     19
  Policy Maturity ............................................................................................     20
  Cash Value .................................................................................................     20
  Determination of Accumulation Unit .........................................................................     20
Policy Surrender .............................................................................................     21
  Partial Surrender ..........................................................................................     21
  Full Surrender .............................................................................................     21
Policy Loans .................................................................................................     22
  Allocation of Loans ........................................................................................     22
  Interest Charged ...........................................................................................     22
  Interest Credited ..........................................................................................     22
  Lapse Due to Loan ..........................................................................................     22
  Loan Repayment .............................................................................................     22



                                                          PAGE
Other Policy Provisions ..............................     23
  Policy Owner .......................................     23
  Contingent Policy Owner ............................     23
  Changing the Policy Owner or Contingent Policy Owner     23
  Beneficiary ........................................     23
  Changing the Beneficiary ...........................     23
  Assignment .........................................     23
  Incontestability ...................................     23
  Misstatement of Age or Sex .........................     23
  No Dividends .......................................     23
  Optional Settlement Plans ..........................     24
Suspension of Payments ...............................     24
Federal Tax Status ...................................     24
  Introduction .......................................     24
  Modified Endowment Contract ........................     25
  Diversification ....................................     26
  Tax Treatment of the Policy ........................     26
  Policy Proceeds ....................................     27
  Multiple Policies ..................................     27
  Tax Treatment of Assignments .......................     27
  Qualified Plans ....................................     27
  Income Tax Withholding .............................     27
Variable Life Account Voting Rights ..................     27
  Voting Instructions Disregarded ....................     28
Management of the Company ............................     28
  Directors and Officers .............................     28
Distribution of the Policy ...........................     29
State Regulation .....................................     29
Reports to Policy Owners .............................     29
Legal Proceedings ....................................     30
Experts ..............................................     30
Legal Opinions .......................................     30
Financial Statements .................................     30
Appendix A - Illustration of Benefits ................     58


                                   DEFINITIONS

Following are definitions of certain terms used in this Prospectus.

Anniversary Date or           The same day and month each year calculated from
Policy Anniversary Date       the date the Policy was first issued (Policy
                              Date).

Beneficiary                   The person named in the application, unless
                              changed, entitled to receive the death benefit when it becomes payable.

Cash Surrender Value          The amount available in cash,after deducting any
                              outstanding policy loans and the full surrender charge, if you voluntarily terminate the Policy before it matures or before the death benefit is paid.

Cash Value                    The amount available in cash, without
                              deducting any outstanding policy loans or surrender charges, if you voluntarily terminate the Policy before it matures or before the death benefit is paid. It is equal to the sum of all Subaccount Cash Value and any Cash Value held in the General Account to secure a policy loan.

Company Sentry Life Insurance Company at its home office located at 1800 North Point Drive, Stevens Point, WI 54481, telephone (800)533-7827.

Mutual Fund(s)                The Mutual Funds designated in the Policy
                              as investment options of the Variable Life
                              Account.

General Account               The General Account of the Company. The
                              Variable Life Account is separate from the General
                              Account.

Initial Investment Period     The 25-day period immediately following the date
                              the Policy is issued.

Insured                       The person whose life is covered under the Policy.
                              It is assumed the Insured and the Policy Owner are the same person and both are referred to as "you" in this Prospectus.

Maturity Date                 The date on which you will be paid the Cash
                              Value of the Policy, less any outstanding Policy indebtedness, PROVIDED the Policy is in effect on that date. The Maturity Date is the anniversary date of the Policy on or after your 95th birthday.

Monthly Processing Day        The day each month when charges
                              under the Policy are deducted from the Variable
                              Life Account.

Net Premiums                  Gross premiums less any amounts deducted
                              for front-end sales charges and premium
                              taxes.

Policy Date                   The day, month and year that the Policy
                              becomes effective and from which the Policy
                              Anniversary Date is determined.

Policy Issue Date             The day, month and year that
                              underwriting is completed and the Company issues the Policy.

Policy Month                  The period of time starting on one Monthly
                              Processing Day and ending the day before the next
                              Monthly Processing Day.

Policy Owner                  The person named as the owner of the Policy
                              on the application, unless subsequently changed.
                              It is assumed the Insured and the Policy Owner are the same person and both are referred to as "you" in this Prospectus.

Policy Year                   The period of time from one Policy
                              Anniversary Date to the day before the next Policy
                              Anniversary Date.

Portfolio                     An investment option that is a segment of a Mutual
                              Fund constituting a separate and distinct class of shares.

Specified Amount              The amount of the initial death benefit
                              payable under the Policy, plus or minus any subsequent changes to that amount.

Subaccount                    A segment of the Variable Life Account that
                              invests in a Mutual Fund or Portfolio.

Target Surrender Premium      The premium, which is shown on
                              the specification page of your Policy, that is used to calculate the deferred sales charge. The
                              Target Surrender Premium is based on the guideline annual premium pursuant to rules adopted under the Investment Company Act of 1940.

Valuation Date                The date on which the Cash Value of the
                              Policy is determined. The Valuation Date is each day that the New York Stock Exchange is open for trading.

Valuation Period              The period from 4:00 p.m. E.S.T. on each
                              Valuation Date to 4:00 p.m. E.S.T. on the next succeeding Valuation Date.

                                     SUMMARY

The Policy described in this Prospectus is a flexible premium individual variable life insurance policy. You can allocate premium payments, less applicable charges, to the Variable Life Account for investment. The Variable Life Account is a separate account established by Sentry Life Insurance Company (the "Company"). Through the Variable Life Account, you can invest in the following Portfolios:

    T. Rowe Price Fixed Income Series, Inc.       Janus Aspen Series
     -  T. Rowe Price Prime Reserve Portfolio       -  Balanced Portfolio
     -  T. Rowe Price Limited-Term Bond Portfolio   -  Growth Portfolio
    T. Rowe Price Equity Series, Inc.               -  Aggressive Growth
     -  T. Rowe Price Personal Strategy Balanced         Portfolio
          Portfolio                                 -  Capital Appreciation
     -  T. Rowe Price Equity Income Portfolio            Portfolio
    T. Rowe Price International Series, Inc.        -  Worldwide Growth
     -  T. Rowe Price International Stock Portfolio      Portfolio

POLICY FEATURES

The Policy offers the following features:

FLEXIBLE PREMIUM PAYMENTS - The frequency and amount of premium payments can vary, subject to certain minimum requirements. Premium payment plans are available.

CASH VALUE - The Policy's Cash Value can be used to obtain a Policy loan, and, if the Policy is surrendered, determines the surrender value. Depending on the investment experience of the Variable Life Account, the Cash Value of your Policy may increase or decrease. The Cash Value will vary with the amount of monthly charges deducted. There is no minimum guaranteed Cash Value.

POLICY LOANS - The Policy may be used to secure a loan from the Company. The maximum loan amount is 90% of (a) MINUS (b), where:

       (a) is the Policy's Cash Value, and
       (b) is the full surrender charge.

SURRENDER - The Policy can be partially surrendered or completely surrendered for the full Cash Surrender Value. The Company will deduct any applicable surrender charges.

DEATH BENEFIT - There are two death benefit options available under the Policy. The amount of the death benefit will depend on three factors:

    - the death benefit option selected;
    - the Specified Amount of death benefit; and
    - the Cash Value of the policy.

Under certain circumstances, the death benefit may increase or decrease depending on the investment experience of the Variable Life Account.

GUARANTEED DEATH BENEFIT - Provided you have met certain minimum premium payment requirements and certain other requirements, the Policy will not lapse and the Company guarantees a death benefit.

POLICY MATURITY - If the Policy is in effect on the Policy Anniversary Date on or after your 95th birthday, the Company will pay you the Cash Value of the Policy, less any amounts owed for policy loans.

EXCHANGE RIGHT - Within 24 months after the Policy is issued, you may exchange it for a life insurance policy on the life of the Insured offered by the Company that has a fixed premium and a fixed death benefit. Any outstanding Policy loans must be repaid before an exchange will be made.

INVESTMENT OPTIONS - You may select from among the ten available Portfolios in which to invest the assets underlying the Policy. Subject to certain conditions and charges, you may make transfers among the Portfolios.

FREE-LOOK PROVISION - Subject to varying state law and certain time restrictions, the Policy may be returned to the Company if you change your mind about purchasing it. The Policy will be canceled as if it were never issued and the Company will refund any premiums you paid.

GRACE PERIOD - Provided certain conditions are met, there is a 61-day grace period in which the Policy will remain in effect even if a premium payment or loan repayment is not made.

CHARGES AND DEDUCTIONS

Below is a summary of the charges and deductions that are applied to the Policy described in this Prospectus. For a more complete explanation of these charges and deductions, see the sections titled "Charges and Deductions" and "Appendix A-Illustrations of Benefits."

FROM PREMIUM

    Front-end Sales Expense Charge - 5% of each premium payment. (There is also a deferred sales charge of 25% of the Target Surrender Premium or 25% of the actual premium paid in the first Policy Year, if less. Together these charges total 30%.)

    Premium Taxes - Premium taxes are assessed by the state in which you reside and currently vary by state from 0% to 3.5%.

FROM THE VARIABLE LIFE ACCOUNT

    Mortality and Expense Risk Premium - Equal on an annual basis to 0.90% of the daily net asset value of the Variable Life Account.

    Death Benefit Guarantee Risk Charge - Equal on an annual basis to .15% of the daily net asset value of the Variable Life Account.

    Taxes - The Company is not currently making a deduction for income taxes resulting from the investment operation of any Subaccount; however, it reserves the right to do so at any time.

FROM CASH VALUE

    Monthly Deduction - Deducted from Cash Value at the beginning of each Policy Month and consists of:

       Cost of Insurance for the Policy and any additional benefits provided by rider for the Policy Month; and

       Monthly Administrative Fee - $5 per Policy Month.

FROM SURRENDER VALUES

    Partial Surrender Charge - A percentage of the full surrender charge.

    Partial Surrender Administrative Fee - The lesser of 2% of the amount surrendered or $25.

    Full Surrender Charge - If there is no increase in the Specified Amount, it remains the same for the first 5 Policy Years and declines in policy years 6 through 9 until it is zero. It is the sum of the following:

       Contingent Deferred Administrative Expense Charge - $3.50 per $1,000 on the first $100,000 of Specified Amount, plus $1.50 per $1,000 on the excess above the first $100,000 of Specified Amount. The maximum contingent deferred administrative expense charge is $750;

       Deferred Sales Charge - 25% of the Target Surrender Premium or of the actual premium paid in the first Policy Year, if less; and

       Additional Contingent Deferred Administrative Expense Charge and Deferred Sales Charge which result from an increase in the Specified Amount.

OTHER CHARGES AND FEES
    Maximum Transfer Fee - $25
    Maximum Service Fee for Additional Projections - $25

T. ROWE PRICE FIXED INCOME SERIES, INC., T. ROWE PRICE EQUITY SERIES, INC., T. ROWE PRICE INTERNATIONAL SERIES, INC., AND JANUS ASPEN SERIES

There are annual operating expenses (including investment management and administrative fees) paid out of the assets of the Portfolios.

RISK FACTORS
Following is a summary of the risks associated with the Policy:

INVESTMENT RISK - You will bear the complete investment risk for all Net Premiums you allocate to the Variable Life Account. If the invested assets of the Variable Life Account experience poor investment performance, the Cash Value and, under certain circumstances, the death benefit of the Policy may decrease. The Policy is not intended to be, nor is it suitable as, a short-term savings vehicle.

POLICY LAPSE - Certain charges are deducted monthly from the Cash Value of the Policy. If the guaranteed death benefit is not in effect and if the Cash Value is insufficient to cover the monthly charges, and sufficient premiums are not made during the 61-day grace period, the Policy will lapse and all coverage will terminate without value.

LIMITATIONS ON CASH VALUE - The Cash Value of the Policy will vary and is not guaranteed. The investment performance of the Variable Life Account and the amount of monthly charges deducted affect the Cash Value.

ADVERSE TAX CONSEQUENCES - Your Policy has been designed to comply with the definition of life insurance in the Internal Revenue Code. As a result, the death benefit paid under the Policy should be excludable from the gross income of your Beneficiary. Any earnings in your Policy are not taxed until you take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the Policy is considered a Modified Endowment Contract (MEC). Proceeds taken out of a MEC are considered to come from earnings first and are includable in taxable income. If you are younger than 59 1/2 when you take money out of a MEC, you may also be subject to a 10% federal tax penalty on the earnings withdrawn. Neither the Company nor the Company's registered sales representatives can provide tax advice. You should consult your own tax adviser before purchasing or making any changes to the Policy, or before exchanging, surrendering or taking loans from the Policy.

                                   THE COMPANY
Sentry Life Insurance Company (the "Company") is a life insurance company formed on October 23, 1958 under the laws of the state of Wisconsin. Its home office is located at 1800 North Point Drive, Stevens Point, Wisconsin. The Company is authorized to write life insurance and annuity contracts in the District of Columbia and in all states except New York. The Company is owned by Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO is also a Wisconsin insurance company and shares its home office with the Company at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO writes property and casualty insurance nationwide. In addition to the Company, SIAMCO owns and controls, either directly or indirectly, a group of insurance and related companies, including Sentry Life Insurance Company of New York and Sentry Equity Services, Inc., a securities broker-dealer.

                            THE VARIABLE LIFE ACCOUNT

Sentry Variable Life Account I (the "Variable Life Account") was established by the Company's Board of Directors on February 12, 1985, under the insurance laws of Wisconsin. The Variable Life Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the Investment Company Act of 1940. However, this does not mean that the Securities and Exchange Commission supervises the management of the Variable Life Account or the Company.

The Variable Life Account is a "segregated asset account." This means:

    - The assets of the Variable Life Account are segregated from the assets of the Company's General Account, but remain the property of the Company.
    - Other than liabilities connected with the Variable Life Account business, the assets of Variable Life Account cannot be charged with liabilities incurred by the Company in connection with its other business.
    - The Company does not guarantee the investment performance of the Variable Life Account.
    - The income, gains, and losses, whether realized or unrealized, associated with the investments made with the Variable Life Account's assets are credited to or charged against the Variable Life Account without regard to the Company's other income, gains or losses.
    - Company obligations in connection with the Policy are general corporate obligations of the Company.

                    INVESTMENTS OF THE VARIABLE LIFE ACCOUNT

As of May 1, 2000, you can allocate Net Premiums (premiums paid, less applicable deductions) to the Variable Life Account which invests in one or more investment Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Janus Aspen Series at net asset value. The assets of the Variable Life Account are divided by investment portfolio. This creates a series of Subaccounts within the Variable Life Account. The Company may, from time to time, add new investment options.

As the Policy Owner, you may direct the investment of your Net Premiums into one or more of the available investment options, subject to certain conditions, when you complete the Policy application. You may change your selection prospectively without cost by notifying the Company in writing. The change becomes effective for Net Premiums received after the Company receives your written notice.

INITIAL INVESTMENT SELECTION

Prior to and during the Initial Investment Period (a 25-day period starting on the date the Company issues the Policy, which corresponds to the 20-day free look period, plus mailing time), your Net Premiums are invested in the T. Rowe Price Prime Reserve Portfolio even if you selected one or more different investment portfolios on the application. At the end of the 25-day Initial Investment Period, your Cash Value in the T. Rowe Price Prime Reserve Portfolio will be transferred to the investment selection or selections you chose. The Company will automatically make this transfer without cost to you.

After the Initial Investment Period has expired, the Company will allocate your Net Premiums to the Variable Life Account in accordance with your investment selections.

TRANSFERS

Your Net Premiums will continue to be allocated to the Variable Life Account Subaccounts according to the investment selection you made on the application unless you request a transfer. You may transfer all or part of the Subaccount Cash Values between Portfolio(s) subject to the following conditions:

1. You must request a transfer in writing and you must clearly specify three things:
    - the amount to be transferred
    - the Portfolio the transfer is being made from, and
    - the Portfolio the transfer is being made to.

2. The minimum amount that can be transferred is $250, or if the Cash Value in the Subaccount is less than $250, the entire Cash Value will be transferred.

3. You can only make four transfers in any Policy Year. The Company must approve additional transfer requests. A request for a transfer from one Portfolio to two Portfolios, or from two Portfolios to one Portfolio, will count as one transfer.

4. Transfers will become effective during the next Valuation Period following receipt of the written request, provided the written request contains all the necessary information.

5. A fee of $25 per transfer may be deducted from the amount transferred. Currently, the Company does not deduct the transfer fee, but reserves the right to do so in the future.

The Company reserves the right to terminate, suspend or modify the transfer privilege at any time and without notice.

The Company may add new investment options from time to time, and you may have the opportunity to select the added investments subject to limitations imposed by the Company.

TELEPHONE TRANSFERS

Transfers by telephone are permitted if you follow these steps:

(1) Check the "Yes" box in the telephone transfer section of the Policy application form.

(2) Telephone the Company at (800)533-7827. Be prepared to give the customer service representative specific information about the Policy, including the Policy number, and your social security number and/or birth date. You may be required to provide additional information concerning the Policy in order to verify that the request is genuine.

(3) Specific detail must be given to the customer service representative as to the amount to be transferred, the Portfolio the transfer is being made from, and the Portfolio the transfer is being made to.

Transfers requested before 3 p.m., C.S.T., will take effect that day. Transfers requests received after 3 p.m. C.S.T. will take effect on the next business day after the request is received.

To prevent losses due to unauthorized or fraudulent transfer instructions, the Company will use reasonable procedures to ensure that a telephone transfer request is genuine. The Company will not be liable for losses incurred in complying with a telephone transfer request it believes is genuine if reasonable procedures were followed to confirm the legitimacy of the request.

The Company has the right to reject any telephone transfer request.

T. ROWE PRICE FIXED INCOME SERIES, INC. AND T. ROWE PRICE EQUITY SERIES, INC.,
T. ROWE PRICE INTERNATIONAL SERIES, INC., AND JANUS ASPEN SERIES

Each Subaccount of the Variable Life Account invests in one Portfolio of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., or Janus Aspen Series (collectively, the Funds).

Shares of the Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with the Company. Certain Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

The Company may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

The investment objective and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Portfolios have the same investment advisers.

A Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and
T. Rowe Price International Series, Inc., are diversified open-end management investment companies of the series type. All are registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

T. Rowe Price Associates, Inc., located at 100 East Pratt Street, Baltimore Maryland, 21202, is registered with the Securities and Exchange Commission as an investment adviser and serves as investment adviser for T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. As the investment adviser, T. Rowe Price Associates, Inc. is responsible for selection and management of the Portfolio investments. T. Rowe Price Associates, Inc. is not affiliated with the Company, and the Company has no legal responsibility for the management or operation of the Portfolios.

Rowe Price Fleming International, Inc., the investment adviser for T. Rowe Price International Series, Inc., is an affiliate of T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Ltd. Its offices are located at 100 East Pratt Street, Baltimore, Maryland 21202.

A summary of the investment objective of each Portfolio is set forth below. There is no assurance that any Portfolio will achieve its objective. More detailed information is contained in each Portfolio's prospectus, including the risks associated with the investments and the investment techniques of each Portfolio.

    T. Rowe Price Prime Reserve Portfolio. The investment objectives of the T. Rowe Price Prime Reserve Portfolio are preservation of capital, liquidity, and consistent with these, the highest possible current income. It seeks to attain these objectives by investing in high-quality, U.S.
    dollar-denominated money market securities.

    T. Rowe Price Limited-Term Bond Portfolio. The investment objective of the
    T. Rowe Price Limited-Term Bond Portfolio is to seek a high level of income consistent with moderate fluctuations in principal value by investing primarily in short- and intermediate-term investment-grade debt securities.

    T. Rowe Price Personal Strategy Balanced Portfolio. The investment objective of the T. Rowe Price Personal Strategy Balanced Portfolio is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income.

    T. Rowe Price Equity Income Portfolio. The investment objective of the T. Rowe Price Equity Income Portfolio is to seek substantial dividend income as well as long-term growth of capital by investing in stocks of large, established companies with higher than average market dividend yields and below average levels of valuation.

    T. Rowe Price International Stock Portfolio. The investment objective of the
    T. Rowe Price International Stock Portfolio is to seek long-term growth of capital through investments primarily in common stocks of established non-United States companies.

Janus Aspen Series is a non-diversified open-end management company series. Janus Aspen Series is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Janus Aspen Series offers multiple Portfolios, five of which are currently offered in connection with the Policy.

Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado, 80206-4928, registered with the Securities and Exchange Commission as an investment adviser, is the investment adviser to Janus Aspen Series and is responsible for the day-to-day management of the investment portfolios and other business affairs.

Janus Capital Corporation is not affiliated with the Company, and the Company has no responsibility for the management or operations of Janus Aspen Series.

A summary of the investment objectives of the Janus Aspen Series Portfolios are set forth below. There is no assurance that the Portfolios will achieve their objectives. More detailed information is contained in the Portfolios' prospectus, including the risks associated with the investments and the investment techniques of the Portfolios.

    Balanced Portfolio. The investment objective of the Balanced Portfolio is to seek long-term growth of capital balanced by current income. The Portfolio normally invests 40% to 60% of its assets in securities selected primarily for their growth potential, and 40% to 60% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed income securities.

    Growth Portfolio. The investment objective of the Growth Portfolio is to seek long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its objectives by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

    Capital Appreciation Portfolio. The investment objective of the Capital Appreciation Portfolio is to seek long-term growth of capital. The Portfolio pursues its objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

    Aggressive Growth Portfolio. The investment objective of the Aggressive Growth Portfolio is to seek long-term growth of capital through a non-diversified Portfolio that invests primarily in common stocks of domestic companies and some foreign companies selected for their growth potential. As a non-diversified Portfolio, it may hold larger positions in a smaller number of securities than a diversified Portfolio. The Portfolio normally invests at least 50% of its equity assets in medium-sized companies.

    Worldwide Growth Portfolio. The investment objective of the Worldwide Growth Portfolio is to seek long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

SUBSTITUTION OF SECURITIES

If a Subaccount is no longer available for investment by the Variable Life Account, or if the Company's Board of Directors determines that further investment in a Subaccount becomes inappropriate in view of the Variable Life Account's purposes, the Company may substitute another Subaccount already available or that will become available for investment by the Variable Life Account. No substitution of securities in any Subaccount may take place without the prior approval of and subject to the requirements of the Securities and Exchange Commission.

                                   THE POLICY
GENERAL

The Policy described in this Prospectus is an individual flexible premium variable life insurance policy. The Policy is designed to provide you with insurance protection and flexibility in determining your premium payments and death benefit. As long as there is sufficient Cash Surrender Value to pay the monthly charges, or as long as the guaranteed death benefit is in effect, the Policy will not lapse.

HOW TO PURCHASE A POLICY

Complete an application form and give it to your sales representative or send it to:

       Sentry Life Insurance Company
       1800 North Point Drive
       Stevens Point, WI  54481

The first premium payment is due on or before the date the Policy is issued. You should send your first premium payment with the application.

      Restrictions:

    - The Company will not accept your application for the Policy if you are older than age 75.
    - All applications are subject to the Company's underwriting standards, and the Company may, in its sole discretion, reject any application for any reason.
    - The initial Specified Amount of the death benefit is subject to the Company's administrative rules. Currently, the initial Specified Amount must be at least $50,000.

FREE LOOK

If you change your mind about purchasing the Policy, you can return it to the Company at the address given on page 1, or to your sales representative. You must return the Policy within 20 days (or longer in states where required) from the date you receive it. When the Company receives the returned Policy, it will be canceled as if it had never been issued and any premiums you paid will be refunded. During the underwriting process and during the free look period, your initial premium payment is allocated to the T. Rowe Price Prime Reserve Portfolio. See "Initial Investment Selection" on page 8.

MEDICAL EXAMINATION

Insurance underwriting is designed to group applicants of the same age and sex into categories that can be expected to produce mortality experience consistent with that class. Based on the Company's underwriting practices, you may be required to obtain a medical examination. Your sales representative will advise you if it is necessary. The cost of insurance, which is deducted monthly from Cash Value, is determined in part on your age, sex, and risk class. There are four risk classes:

    -   standard non-smoker
    -   special smoker
    -   substandard smoker
    -   medically substandard

RIGHT TO EXCHANGE POLICY

Within 24 months after the Policy Issue Date, you may exchange it for a permanent fixed premium, fixed benefit life insurance policy issued by the Company, subject to the following conditions:

(1)  The person insured cannot be changed.
(2) Any outstanding Policy loans must be repaid and any other charges or fees due must be paid.
(3) The new policy will have the same Policy Issue Date, issue age, and risk classification as the original Policy.
(4) The Policy Owner and the Beneficiary of the new policy will be the same as the Policy Owner and Beneficiary of the original Policy

(5) You may select the amount of the death benefit under the new policy, but it must be equal to either:

     a)  the initial Specified Amount of the original Policy, OR
     b) the net amount at risk under the original Policy on the date of exchange.

         "Net amount at risk" means the difference between the death benefit and the Cash Value of the Policy.

In order to exchange the Policy, you must take the following action:

     -   send a written request for exchange to the Company,

     -   return the original Policy to the Company, and

     - pay any outstanding loan amounts or other charges due under the original Policy.

If the Policy's Specified Amount is increased from the initial Specified Amount, and the increase is not due to a change in the death benefit option, the amount of the increase can be exchanged for a permanent fixed premium, fixed benefit life insurance policy issued by the Company. The death benefit payable under the new policy will equal the Specified Amount increase. You may be able to transfer the Cash Value attributable to the Specified Amount increase under the original Policy to the new policy. The Cash Value attributable to the increase is the amount by which total premiums paid exceed the maximum premium limitation (see "Maximum Premium Limitation" on page 13) for the original Policy calculated as if the increase had not occurred. However, the Cash Value of the Specified Amount increase will not be transferred if it would cause the Cash Surrender Value of the original Policy to become negative.

ILLUSTRATIONS

This Prospectus (Appendix A) contains illustrations of both projected Cash Values and death benefits based on assumed returns of the Variable Life Account. The illustrations may be helpful in understanding how the Policy works. For illustrations not shown, contact your sales representative.

You may also request a projection of illustrative future death benefits and policy values at any time. You must request illustrations in writing and send it to the Company. You may be charged a maximum fee of $25 for the projection. The illustration will be based on assumptions as to the Specified Amount of the death benefit, anticipated earnings and future premium payments, along with other assumptions that may be appropriate or agreed to by you and the Company.

                                       PREMIUMS

Initial Premium    The initial premium is due on or before the Policy
                   Date and must be paid to the Company at its home office.
                   Coverage will not take effect until the initial premium has been paid and the Policy has been issued during your lifetime.

First Year         The initial premium, together with the first-year planned
Minimum Premium    premiums, must be sufficient to meet the minimum premium
                   requirement under the death benefit guarantee provision for the first year.

Planned Premiums   Although you have the option of making flexible premium
                   payments, you can establish a planned premium payment plan.
                   This will allow you to make premium payments annually, semi-annually, quarterly, or monthly by automatic withdrawal from your checking account. Planned premiums must be in the following minimum amounts, unless the Company specifies a lower amount:



                                                          Planned Premium
                   Frequency of Payment                    Minimum Amount
                   --------------------                   ----------------
                   Annual                                      $200
                   Semi-Annual                                 $125
                   Quarterly                                   $ 75
                   Monthly                                     $ 15
                   (Automatic Bank Withdrawal Only)

                   You may change the frequency and amount of planned premiums by notifying the Company in writing. The Company has the right to limit the amount of any increase in planned premiums. If the Company receives any premium payment that exceeds the planned premium specified, it will be considered an additional premium, subject to the "Additional Premiums" provision of the Policy, which is discussed below.

                   Payment of planned premiums will not guarantee that the Policy will not lapse. This is because even if you make a premium payment, if the Cash Surrender Value is insufficient to pay the monthly charges, and the grace period expires without payment of a sufficient premium payment or loan repayment, the Policy will lapse. However, the death benefit guarantee may be in effect, which will guarantee payment of a death benefit even if the Cash Surrender Value is insufficient, provided certain conditions are met. These conditions are discussed below.

Additional         You may make additional premium payments of at least $50 at
Premiums           any time prior to the Maturity Date of the Policy. The
                   Company reserves the right to limit the amount of additional premium payments in order to meet the requirements and restrictions of federal tax law and related regulations.
                   Premium limitations are set out on the specifications page of the Policy.

Unless you instruct otherwise, all payments the Company receives will be considered premium payments, even if there is a loan outstanding. If you are making a loan repayment, you must state that the payment is to be applied to the outstanding Policy loan.


MAXIMUM PREMIUM LIMITATION

In order to comply with federal tax law, the Company will limit the total amount of premiums, both planned and additional, that may be paid during each Policy Year. This is the "maximum premium limitation." Because the maximum premium limitation is dependent in part on the Policy's Specified Amount, changes in the Specified Amount may affect this limitation. In the event you pay a premium which causes the maximum premium limitation to be exceeded, the Company will accept only that portion of the premium up to the maximum limitation and return the excess to you. Thereafter, no premiums will be accepted until they do not exceed the maximum premium limitation.

DEATH BENEFIT GUARANTEE

If the minimum premium requirement described below is met, the Policy will not lapse, even if the Cash Surrender Value is insufficient to cover the monthly deductions when due.

The minimum premium requirement is met when the sum of all premiums paid is not less than:

(1) the sum of all monthly death benefit guarantee premiums as shown on the specifications page of the Policy, PLUS
(2)  the current Policy indebtedness, PLUS
(3) the sum of all partial surrenders, partial surrender charges, and partial surrender administrative fees, PLUS
(4) the sum of all monthly deductions for any additional benefits provided by a rider to the Policy.

All sums in the minimum premium requirement include values for the current Policy Month.

The initial monthly death benefit guarantee premium is shown on the specifications page of your Policy. This premium will change if you increase or decrease the Specified Amount or if you change the death benefit option. At the time of the change, the Company will recalculate the monthly death benefit guarantee premium based on your age, the death benefit option you have chosen, and the new Specified Amount. Any change in the amount of the death benefit guarantee premium will be shown on a Policy amendment which the Company will send to you.

GRACE PERIOD

If the death benefit guarantee is not in effect, and if the Cash Surrender Value is not sufficient to cover the monthly deduction when due, a grace period of 61 days will be allowed for you to make a premium payment or a loan repayment which is sufficient to cover the monthly deduction. The grace period begins on the Monthly Processing Day during which there is insufficient Cash Surrender Value. The Company will mail a notice to your last known address that the grace period is in effect.

The Policy will not lapse during the grace period. During the grace period, the death benefit will equal the amount of death benefit in effect immediately prior to the grace period, less any outstanding Policy loans and unpaid charges.

Under certain circumstances, even if there is insufficient Cash Surrender Value to cover the monthly deduction, the Policy will not lapse if the death benefit guarantee is in effect.

REINSTATEMENT

After a lapse, you may request that the Policy be reinstated. Policy reinstatement is subject to the following conditions:

    - You must request reinstatement in writing and it must be received by the Company's home office within three years from the date of lapse; AND
    - The Company must receive proof that you, or if you were not the Insured, the person whose life was insured under the Policy, is still insurable; AND
    - You must make a premium payment that is sufficient to cover the monthly deductions for the first two Policy Months following reinstatement.

The Policy will be reinstated on the next Valuation Date following the date that all of the above conditions have been met. If you surrender the Policy for its full Cash Surrender Value, the Company will not reinstate the Policy.

                               CHARGES AND DEDUCTIONS

The following section describes the fees and expenses that you will pay when purchasing, owning, and surrendering the Policy.

DEDUCTIONS FROM PREMIUMS

    Sales Charge   The Company deducts a front-end sales expense charge, or
                   sales load, of 5% from each premium payment you make. The amount of the sales load deducted in any one Policy Year may not be specifically related to the actual sales expenses incurred in that year. To the extent that the amount deducted does not cover the Company's actual sales expenses, these expenses may be recovered from the charges for mortality and expense risks, the deferred sales charge and from mortality gains.

    Premium Tax    The Company deducts the amount of any premium tax owed to any state or other governmental entity. Premium taxes currently vary from state to state and range from 0% to 3.5%.

DEDUCTIONS FROM THE VARIABLE LIFE ACCOUNT

    Mortality and  The Company deducts a mortality and expense risk premium
    Expense Risk   equal, on an annual basis, to 0.90% of the daily net asset
    Premium        value of the Variable Life Account. This premium compensates the Company for the mortality and expense risks it assumes under the Policy. Mortality risk is the possibility that all Insured persons, as a group, may not live as long as expected. Expense risk is the possibility that the Company's actual expenses may be greater than anticipated.

    Death Benefit The Company deducts a death benefit guarantee risk charge Guarantee Risk which is equal, on an annual basis, to 0.15% of the daily net
    Charge asset value of the Variable Life Account. This charge compensates the Company for assuming risks associated with the death benefit guarantee.

    Taxes The Company reserves the right to deduct any amount due for income taxes resulting from the investment operation of any Subaccount. The Company does not currently make a deduction for income taxes.

DEDUCTIONS FROM CASH VALUE

    Monthly        The Company makes a monthly deduction from the Cash Value of
    Deduction      the Policy at the beginning of each Policy Month totaling the sum of:

                   (1) the cost of insurance for the Policy and any additional benefits provided by rider to the Policy; PLUS
                   (2) a $5 monthly administrative fee to reimburse the Company for administering the Policy and the Variable Life Account. This includes issuing policies, underwriting, maintaining policy records, policy service, billing and collecting premium, preparing reports to Policy Owners, accounting, calculating reserves, meeting regulatory reporting requirements, and auditing the Variable Life Account.

    How Charge is Deducted: The Company deducts the monthly deduction by canceling accumulation units from each applicable Subaccount in the ratio that the Cash Value of the Subaccount bears to the total of Subaccount Cash Values.

    The cost of insurance for the Policy is determined on a Policy Month basis. The amount will vary from month-to-month and depends on the death benefit option in effect, the Cash Value, your age, sex and risk classification. The cost of insurance is calculated by multiplying the difference between the death benefit in effect divided by 1.0040741 and the Cash Value by the monthly mortality charge. Because the investment performance of the Variable Life Account or the level of premium payments will affect the death benefit or the Cash Value, they will also affect the cost of insurance. The Company calculates the cost of insurance for any rider separately.

    The mortality charge is based on the Company's current mortality rates, which in turn are based on the Insured person's age, sex and risk class. The risk class will be determined separately for the initial Specified Amount and for any subsequent increase in the Specified Amount that requires evidence of insurability. The Company determines the current mortality rates according to expectations of future mortality experience. These rates are not guaranteed and may be changed from time to time, but will never exceed the maximum rates shown in the "Table of Guaranteed Maximum Mortality Rates" which is included in the Policy. Any change the Company makes in mortality rates will apply to all Insured persons of the same sex, age and risk class. The guaranteed rates for standard risks are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday. The guaranteed rates for Insured persons classified as smokers or medically substandard are based on a multiple of the 1980 CSO Table. A multiple could be as high as five times the 1980 CSO Table.

    Transfer Fee   At its option, the Company may deduct a fee, not to
                   exceed $25, for each transfer. The deduction will be made from the amounts transferred.

DEDUCTIONS FROM SURRENDERED VALUES

    Full Surrender If you totally surrender the Policy prior to the Maturity
    Charge Date, the Company may impose a full surrender charge. If you fully surrender the Policy during the first nine Policy Years after it is issued, or if you increase the Specified Amount, the Company will impose the full surrender charge. The amount of the full surrender charge will be the total of the four charges outlined below, or a percentage of the total of the four charges, depending on the number of years the Policy, or the increase in Specified Amount, has been in effect. The full surrender charge will remain constant from the date of issue or increase through the 4th Policy Year, and then it is reduced each year until it reaches zero in the 10th year. The amount of the full surrender charge is determined by multiplying the total of the four charges by the applicable percentage. The applicable percentages are shown below where the year is the number of full Policy Years from the date the Policy was issued, or from the Policy Anniversary Date on or preceding the date of each increase in the Specified Amount, to the date of surrender.


                   Completed Policy Years                 Applicable Percentages
                   ----------------------                 ----------------------
                           0-4                                    100
                           5                                       80
                           6                                       60
                           7                                       40
                           8                                       20
                           9+                                       0

                    The four charges used to calculate the full surrender charge are:

                    (1) Contingent Deferred Administrative Expense Charge. This charge is calculated as $3.50 per $1,000 of the first $100,000 of the Specified Amount, plus $1.50 per $1,000 of the excess above $100,000. The maximum contingent deferred administrative charge is $750. This charge covers the administrative expenses in connection with issuing the Policy.

                    (2) Deferred Sales Charge. This charge is calculated as 25% of the Target Surrender Premium, or 25% of the actual premiums you paid in the first Policy Year, if less. The amount of the Target Surrender Premium is shown on the specifications page of your Policy and is calculated to be less than or equal to the guideline annual premium as defined in the applicable rules and regulations under the Investment Company Act of 1940.

                    (3) Additional Contingent Deferred Administrative Expense Charge. This charge may result from an increase in the Specified Amount. The maximum charge is calculated as $3.50 per $1,000 of the first $100,000 of the Specified Amount increase, plus $1.50 per $1,000 above $100,000. The maximum charge is $750 for each increase in the Specified Amount.

                    (4) Additional Deferred Sales Charge. This charge may result from an increase in the Specified Amount and is 25% of the lesser of:

                         a) the Target Surrender Premium for the increase in the Specified Amount as shown on the Policy amendment; or

                         b) the portion of the actual premiums paid in the first 12 Policy Months following the effective date of the increase in the Specified Amount that exceeds the Target Surrender Premium for the Policy that was in effect prior to the increase in the Specified Amount.

                    Explanations:

                    The Target Surrender Premium is based on your age and sex on the date an increase in the Specified Amount is effective. The Company reserves the right to require a minimum premium payment during the first 12 months following the effective date of an increase in the Specified Amount.

                    The full surrender charge as calculated above will be reduced by the total of all partial surrender charges previously deducted. In no event will the full surrender charge be less than zero. There are five factors that contribute to the maximum surrender charge you could pay. These factors are your age, your sex, your risk category, the Specified Amount, and the premium paid during the first Policy Year or in the year following an increase in Specified Amount.

                    Examples:  Age 35, male, non-smoker,   $6.46 per $1,000 of
                               death benefit option 1      Specified Amount

                               Age 55, male, smoker,       $14.22 per $1,000 of
                               death benefit option 2      Specified Amount

                               Age 75, male, smoker,       $40.38 per $1,000 of
                              death benefit option 2       Specified Amount

                    A decrease in the Specified Amount will not change any existing surrender charges.

     Partial        The Company may impose this charge when the Policy is
     Surrender      partially surrendered; that is, when you withdraw a portion
     Charge         of the Cash Value. The partial surrender charge is a
                    percentage of the full surrender charge equal to the percentage of Cash Surrender Value being withdrawn. For example, if the partial withdrawal is 20% of the Policy's
                    Cash Surrender Value, then 20% of the full surrender charge will be imposed.

    Partial         The Company imposes this charge to compensate it for
    Surrender       processing the partial surrender. It is the lesser of 2% of
    Administrative  the amount surrendered or $25.
    Charge
                    Explanation: The partial surrender charge and the partial surrender administrative charge are in addition to the amount surrendered. The charges will be deducted proportionately from all the Subaccounts in which the Policy is invested unless you designate a specific Subaccount;
                    however, the deduction for these charges is not subject to the surrender charge.

ANNUAL EXPENSES OF T. ROWE PRICE FIXED INCOME SERIES, INC., T. ROWE PRICE EQUITY SERIES, INC., T. ROWE PRICE INTERNATIONAL SERIES, INC., AND JANUS ASPEN SERIES.

There are deductions from and expenses paid out of the assets of the available Portfolios, which are summarized below. See the accompanying prospectuses for a complete description.


                                                INVESTMENT MANAGEMENT         OTHER      TOTAL ANNUAL
PORTFOLIO                                      AND ADMINISTRATION FEES       EXPENSES      EXPENSES
T. Rowe Price Fixed Income Series, Inc.
 - T. Rowe Price Prime Reserve Portfolio                   0.55%               0.00%        0.55%
 - T. Rowe Price Limited-Term Bond Portfolio               0.70%               0.00%        0.70%

T. Rowe Price Equity Series, Inc.
 - T. Rowe Price Personal Strategy Balanced Portfolio      0.90%               0.00%        0.90%
 - T. Rowe Price Equity Income Portfolio                   0.85%               0.00%        0.85%

T. Rowe Price International Series, Inc.
 - T. Rowe Price International Stock Portfolio             1.05%               0.00%        1.05%

Janus Aspen Series
 - Balanced Portfolio                                      0.65%               0.02%        0.67%
 - Growth Portfolio                                        0.65%               0.02%        0.67%
 - Aggressive Growth Portfolio                             0.65%               0.02%        0.67%
 - Capital Appreciation Portfolio                          0.65%               0.04%        0.69%
 - Worldwide Growth Portfolio                              0.65%               0.05%        0.70%

Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc. have an annual all-inclusive Investment Management and Administrative Fee based on their average daily net assets, which includes all expenses related to the Portfolios. The Portfolios calculate and accrue the fees daily. Expenses for the Janus Aspen Series Portfolios are based on expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee.

GROUP ARRANGEMENTS

The following charges and minimum amounts may be reduced or eliminated when the Policy is issued to individuals or a group of individuals resulting in sales or administrative expense savings:

    - front-end sales charge
    - monthly administrative charge
    - deferred sales charge
    - deferred administrative expense charge
    - minimum premium
    - minimum amount of insurance

The Company will determine if a group is entitled to have the charges and minimum amounts reduced or eliminated based on these four factors:

    (1) The size and type of group. Generally, sales expenses for larger groups are less than for small groups because more policies can be issued to a large group with fewer sales contacts.
    (2) The total amount of premium that will be received. Per-policy sales expenses are likely to be less on larger premiums payments than on smaller ones.
    (3) Any prior or existing relationship with the Company. Per-policy sales and administrative expenses are likely to be less when an established relationship exists.
    (4) Other group factors may come to light that warrant a reduction or elimination of the charges and minimum amounts.

From time to time, the Company may modify both the amounts of reductions and the criteria for qualification, but in no event will reduction or elimination of these charges or of any other provision of the Policy be permitted if it will be unfairly discriminatory to any person.

                           POLICY BENEFITS AND RIGHTS
DEATH BENEFIT

A death benefit will be payable as long as the Policy is in effect. The death benefit will be reduced by any outstanding Policy loans and any unpaid charges applicable to the Policy. If you are the Insured, when you die, the death benefit will be paid to the named Beneficiary. All or part of the death benefit may be paid in cash or applied under one or more the optional settlement plans.

DEATH BENEFIT OPTIONS

There are two death benefit options available, and the amount of the death benefit will depend on the death benefit option in effect at the time of your death. You may elect one of two options to determine the amount of the death benefit.
       Option 1 The death benefit equals the greater of the Specified Amount or the Cash Value multiplied by the applicable corridor percentage.

       Option 2   The death benefit is the greater of

                  (a) the Specified Amount PLUS the Cash Value; or
                  (b) the Cash Value multiplied by a corridor percentage.

The Specified Amount and the Cash Value used to determine the death benefit will be calculated at the end of the Valuation Period next following the date of your death.


                                    CORRIDOR PERCENTAGES
              AGE            %         AGE          %          AGE          %

            40 or less      250        55         150          70          115
               41           243        56         146          71          113
               42           236        57         142          72          111
               43           229        58         138          73          109
               44           222        59         134          74          107
               45           215        60         130          75          105
               46           209        61         128          76          105
               47           203        62         126          77          105
               48           197        63         124          78          105
               49           191        64         122        79-90         105
               50           185        65         120          91          104
               51           178        66         119          92          103
               52           171        67         118          93          102
               53           164        68         117          94          101
               54           157        69         116          95+         100

Under both Option 1 and Option 2, premium payments and favorable investment results will increase the Cash Value. However, increased Cash Value has a different effect on each option.

             Effect of Increased Cash Value on Death Benefit Options


                  Option 1                                             Option 2

 Decreases amount of the monthly deductions and the          Increases the Policy's death benefit
 amount of premium necessary to keep the Policy
 in effect.

 Increases the amounts available for Policy loans and        Increases the amounts available for
 surrenders.                                                 Policy loans and surrenders.

Your insurance goals should determine the death benefit option you choose.

       Choose Option 1

       if you are satisfied with the amount of your life insurance coverage and prefer to have premium payments and favorable investment results reflect an increase in Cash Value.

       Choose Option 2

       if you prefer to have favorable investment results partly reflect an increase in the death benefit.

CHANGING DEATH BENEFIT OPTIONS

You may change the death benefit option you have selected by sending a written request to the Company. When the Company approves the request, the change will take effect on the Monthly Processing Day next following the date the Company receives the request. A change may result in a new Specified Amount and you may be asked to provide evidence of insurability satisfactory to the Company before the change will be made.

       A change from Option 2 to Option 1

       will increase the Specified Amount by the Policy's Cash Value calculated at the end of the Valuation Period next following the effective date of the change. When Option 2 is changed to Option 1, the Company may require evidence of insurability.

       A change from Option 1 to Option 2

       will decrease the Specified Amount by the Policy's Cash Value calculated at the end of the Valuation Period next following the effective date of the change.

Changing the death benefit option will also change the cost-of-insurance charge for the duration of the Policy. The mortality charge is the same under both options, but the difference between the death benefit and the Cash Value varies directly with the Cash Value under Option 1, but is constant under Option 2, unless the death benefit is determined by applying a corridor percentage.

CHANGING THE SPECIFIED AMOUNT

You may increase or decrease the Specified Amount of the death benefit by sending a written request to the Company. Any change is subject to the following conditions:

     - The Specified Amount cannot be changed during the first Policy Year.
     - The Specified Amount can only be changed once during any subsequent Policy Year.
     - The Specified Amount cannot be less than the minimum Specified Amount, which is currently $50,000, unless the Company's current rules allow a lower amount.

A decrease will become effective on the Monthly Processing Day following the date the Company receives a request and will be effected on a last-in-first-out basis. That is, for purposes of determining the cost of insurance charge, a decrease will apply to the Specified Amount provided by the most recent increase; then the next most recent increase successively; then the initial Specified Amount. The Company will not permit a decrease in the Specified Amount if the decrease causes the Policy to violate the maximum premium limitation (see "Maximum Premium Limitation" on page 13). The Company will impose a deferred sales charge when the Specified Amount is decreased.

You must submit a supplemental application to request an increase in the Specified Amount. You will be required to provide satisfactory evidence of insurability. Any increase approved by the Company will become effective on the Monthly Processing Day next following the Company's approval. An increase will not become effective if the Policy's Cash Surrender Value is insufficient to cover the monthly deduction for the Policy Month following the increase. When the Specified Amount is increased, you have the right to the free-look and Policy exchange privileges.

EFFECTS OF CHANGING THE SPECIFIED AMOUNT

Changing the Specified Amount will result in a change in the cost of insurance charge because the amount of the cost of insurance charge depends on the difference between the death benefit option in effect and the Cash Value.

In addition, changing the Specified Amount may affect the premium requirement for the minimum death benefit guarantee.

Whenever the Specified Amount is increased, a separate full surrender charge will be calculated based on the amount of the increase, unless the increase is due to a change from death benefit Option 2 to death benefit Option 1. No increase will be allowed if the Policy does not have sufficient Cash Surrender Value to support the additional deferred charges. As a condition following an increase, the Company may require payment of additional premium equal to the first year minimum premium that would be charged based on the then-age and risk class for a newly-issued policy with a Specified Amount equal to the amount of increase. Because the cost of insurance varies directly with the difference between the death benefit and the Cash Value, an increase in the Specified Amount will generally require higher premium payments to support the Policy.

       Example: Assume a 40-year-old non-smoker buys a $100,000 policy and chooses death benefit Option 1. Also assume that all policy charges and deductions are made and that the net investment return after all asset-based charges are deducted is 6% (7.98% gross investment return). The following table shows the effect on Cash Values and Cash Surrender Values under three alternatives:

       (1) the Specified Amount is not changed
       (2) the Specified Amount is increased to $250,000
       (3) the Specified Amount is decreased to $50,000

       The changes occur five years after the policy is issued.


                  No change in                Increase in Specified              Decrease in Specified
                Specified Amount               Amount to $250,000                  Amount to $50,000
            --------------------------    ----------------------------        -----------------------------
             Sum of                Cash       Sum of               Cash       Sum of                Cash
  End of    Premiums     Cash    Surrender   Premiums   Cash     Surrender    Premium     Cash    Surrender
Policy Yr.    Paid       Value     Value       Paid     Value      Value       Paid       Value     Value
----------  --------     -----   ---------   --------   -----    ---------    -------     -----   ---------
       5    $ 7,563    $ 6,582   $  6,000   $  7,563   $  6,582   $  6,000   $  7,563   $  6,582   $  6,000
       6      9,076      8,097      7,660     11,931     10,522      8,947      8,121      7,296      6,859
       7     10,589      9,683      9,391     16,299     14,652     13,223      8,679      8,042      7,751
      10     15,127     14,894     14,894     29,403     28,289     27,379     10,353     10,490     10,490
      20     30,253     38,036     38,036     73,084     90,226     90,226     15,934     21,350     21,350
  Age 65     57,817     53,891     53,891     94,924    134,196    134,196     18,724     28,929     28,929

       Explanation: The premium paid in all cases is assumed to be equal to the minimum death benefit guarantee premium, which would be $1,513 at issue, increases to $4,368 when the Specified Amount is increased to $250,000, and decreases to $558 when the Specified Amount is decreased to $50,000.

POLICY MATURITY

If the Policy is in effect on the Policy Anniversary Date on or after your 95th birthday, the Policy will mature and the Cash Value, less any amounts owed for Policy loans calculated at the end of the Valuation Period following the Maturity Date, will be paid to you. You may take the Cash Value in a lump sum or payment can be made under a settlement option acceptable to the Company.

CASH VALUE

The Policy's Cash Value is the sum of the Subaccount Cash Values and any Cash Value held in the Company's General Account to secure a Policy loan. Cash values will be determined at the end of every Valuation Period and may change on each Valuation Date. The Cash Value will vary with the investment performance of the underlying Portfolios and in relation to the charges deducted and the premiums paid. THERE IS NO GUARANTEED MINIMUM CASH VALUE.

DETERMINATION OF ACCUMULATION UNIT

An accumulation unit is an accounting unit of measure used to calculate Policy values. The value of an accumulation unit may vary from Valuation Period to Valuation Period. Net premiums allocated to a Subaccount are credited in accumulation units. Charges deducted from a Subaccount, including monthly deductions, result in cancellation of accumulation units. The number of accumulation units credited to or canceled from a Subaccount is determined by dividing the dollar value of the credit or cancellation by the value of one accumulation unit.

       Example:    Dollar value of credit (net premium payment)      =   $100
                   Value of one Subaccount accumulation unit         =   $ 10
                   $100 /$10 = 10 accumulation units credited to Subaccount

The Subaccount Cash Value is determined by multiplying the number of accumulation units attributable to the Subaccount by the value of one accumulation unit for the Subaccount.

       Example:    Number of Policy Owner accumulation units
                   in Subaccount                                     =   250

                   Value of one Subaccount accumulation unit         =   $10
                   250  x  $10 = $2,500 Cash Value

Initially, the value of one accumulation unit was set at $10. For each subsequent Valuation Period, the Company determines the accumulation unit value. It does this by

     (1) determining the total amount of money invested in the particular Subaccount;
     (2) subtracting from that amount the mortality and expense risk premium, the death benefit guarantee risk charge and any other charges, such as taxes, the Company has deducted; and
     (3)  dividing this amount by the number of outstanding accumulation units.

POLICY SURRENDER

While the Policy is in effect, you may request a partial or full surrender of the Policy. Your request for a surrender must meet the following requirements:

   -  it must be in writing
   -  it must made while the Policy is in effect
   -  it must be made during your lifetime
   -  it must be made prior to the Maturity Date

PARTIAL SURRENDER

A partial surrender is treated as a withdrawal of part of the Policy's Cash Value. The amount of the surrender will be taken from the Cash Value of the Subaccount or Subaccounts you designate and will result in cancellation of Subaccount accumulation units. Unless you specify otherwise, accumulation units will be canceled from each applicable Subaccount in the ratio that the Cash Value of each Subaccount bears to the total of all Subaccount Cash Values.

The Company will deduct a partial surrender administrative charge equal to 2% of the amount surrendered or $25, whichever is less. The Company may also deduct a partial surrender charge.

The Policy's Cash Value and death benefit will be reduced by the sum of

     (1)  the amount of the partial surrender, PLUS
     (2)  the partial surrender administrative charge, PLUS
     (3)  the partial surrender charge.

If you have selected death benefit Option 1, a partial surrender will cause the Specified Amount to decrease by the sum of

     (1)  the amount of the partial surrender, PLUS
     (2)  the partial surrender administrative charge, PLUS
     (3)  the partial surrender charge.

While there currently is no limit to the number of partial surrenders that you can make during a Policy Year, the Company reserves the right to impose a limit.

You should consult your tax adviser as to the possible tax consequences if the amount of the partial surrender exceeds premiums paid. It may be more advantageous for you to take out a Policy loan if the need for cash is temporary.

FULL SURRENDER

Under a full surrender, the Company will pay you the entire Cash Surrender Value of the Policy and the Policy will terminate. The full Cash Surrender Value is equal to the Cash Value calculated at the end of the Valuation Period next following the date on which the Company receives the request for full surrender, less any outstanding Policy loans and less the full surrender charge. The full surrender charge is calculated as of the end of the Valuation Period next following the date on which the Company receives the request for a full surrender.

POLICY LOANS

As long as the Policy is in effect, you may obtain a loan from the Company using the Policy as the only security, subject to the following restrictions:

     - You cannot make a request before the first Anniversary Date of the Policy.
     -    You must make the request in writing.
     -    The maximum loan amount is 90% of (a) MINUS (b), where:
          (a)  is the Policy's Cash Value, and
          (b) is the full surrender charge at the end of the Valuation Period during which the loan request is received.
     - The maximum amount you can borrow at any one time is the maximum loan amount, less any outstanding Policy indebtedness, including any other outstanding Policy loans.
     - If the loan is approved, the Company will send a check within seven days after it receives the loan request.
     - Payment of any loan proceeds may be suspended under certain circumstances as detailed in the section entitled "Suspension of Payments."
     - Loan proceeds may be taxable if the Policy is a modified endowment contract. See "Federal Tax Status."

ALLOCATION OF LOANS

At the end of the Valuation Period during which the loan is made, a portion of the Cash Value equal to the loan amount will be transferred from the Subaccounts of the Variable Life Account into the General Account of the Company. The amount transferred to the General Account does not participate in the investment experience of the Variable Life Account. The amount of any interest due on the loan that remains unpaid is also transferred to the General Account. These transfers result in the cancellation of accumulation units within the Subaccounts of the Variable Life Account. Unless you specify otherwise, accumulation units will be canceled from each applicable Subaccount in the ratio that the Cash Value of each Subaccount bears to the total of all Subaccount Cash Values.

INTEREST CHARGED

The Company will charge an annual effective interest rate of 8% on Policy loans. Interest is due at the end of each Policy Year. Unpaid interest will be added to the existing Policy loan and charged interest at 8%.

INTEREST CREDITED

Interest will accrue daily on the Cash Value held in the General Account at an annual rate of 6% and will be credited at the end of each Policy Year. Credited interest will be transferred to the Variable Life Account and allocated to the Subaccounts in the same manner that premium payments are allocated to the Subaccounts.

LAPSE DUE TO LOAN

Policy indebtedness is the sum of all outstanding Policy loans and accrued interest. If Policy indebtedness causes the Cash Surrender Value of the Policy to equal zero or become negative, and the death benefit guarantee is not in effect, the Company will notify you, along with any collateral assignee of record, that the Policy will lapse and terminate without value.

In order to prevent the Policy from lapsing and terminating without value, you must make a payment to the Company within 61 days from the date the notice is sent. The payment must at least equal the amount by which the Policy indebtedness exceeds the Cash Value less any remaining surrender charges. Policy indebtedness will affect the applicability of the death benefit guarantee.

LOAN REPAYMENT

You may repay Policy loans in full or in part at any time while the Policy is in effect. Outstanding Policy loans and accrued interest are subtracted from final payments made under the Policy. These are:

     -    the death benefit paid on your death
     -    the Cash Value when there is a full surrender of the Policy
     -    the Cash Value payable at the Maturity Date

When you make a Policy loan payment, an amount equal to the payment is transferred from the Cash Value in the General Account securing the loan to the Variable Life Account and is allocated to the Subaccounts in the same manner that premium payments are allocated to the Subaccounts. If you send a loan payment to the Company, you must indicate that it is a loan repayment. Otherwise, the payment will be treated as a premium payment.

                               OTHER POLICY PROVISIONS

POLICY OWNER

It is assumed that the Policy Owner is the Insured, unless otherwise specified in the Policy application. The Policy Owner may exercise all rights and privileges granted under the Policy without the consent of any revocable Beneficiary.

CONTINGENT POLICY OWNER

If you are the Policy Owner, but not the Insured, you may name a Contingent Policy Owner. In that situation, if you die before the Insured, the Contingent Policy Owner you have named in the application becomes the Policy Owner and possesses all rights of the Policy Owner. At your death, if the Contingent Policy Owner is deceased, or if you have not named a Contingent Policy Owner, ownership of the Policy passes to your estate.

CHANGING THE POLICY OWNER OR CONTINGENT POLICY OWNER

By providing the Company with a dated and signed written notice, you may change the Policy Owner or the Contingent Policy Owner if you are not also the Insured. After the Company records the change, it becomes effective as of the date of the written notice. The Insured does not have to be living when the Company records a change in Policy Owner in order for the change to be effective. You do not have to be living when the Company records a change of Contingent Policy Owner in order for it to be effective. The Company will not be responsible for any payment made or any other action taken before it records a change.

BENEFICIARY

The Beneficiary is named in the application. If, for whatever reason, there is no Beneficiary when the Insured dies, the Company will pay the death benefit to you as the Policy Owner, or to your estate if you are deceased when the Insured dies. If the Beneficiary dies at the same time or within 10 days of the Insured, the death benefit will be paid as though the Beneficiary died before the Insured.

CHANGING THE BENEFICIARY

By providing the Company with a dated and signed written notice, you may change the Beneficiary. After the Company records the change, it becomes effective as of the date of the written notice. The Insured does not have to be living when the Company records a change in Beneficiary in order for it to be effective. The Company will not be responsible for any payment made or any other action taken before it records the change.

ASSIGNMENT

As the Policy Owner, you may assign the Policy as collateral. The Company is not responsible for the validity or effect of any collateral assignment. The interest of any revocable Beneficiary will be subject to the terms of the assignment. The Company will not be responsible for knowledge of any assignment until it receives written notice of the assignment and it records the assignment.

INCONTESTABILITY

Except if you fail to pay premiums, the Company will not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the date the Policy was issued. This will not apply to any riders to the Policy. Any increase in the Specified Amount after the date the Policy is issued will be incontestable only after the increase has been in effect during the Insured's lifetime for two years after the effective date of the increase.

MISSTATEMENT OF AGE OR SEX

If your age or sex has been misstated in the application, the death benefit will be adjusted by the difference between the monthly charges actually deducted and the monthly charges that would have been deducted at the correct age and sex. The adjustment will be accumulated based on investment returns that were credited to the Cash Value.

NO DIVIDENDS

The Policy is non-participating, which means you will not receive dividends or share in the Company's profits or surplus.

OPTIONAL SETTLEMENT PLANS

The Company will pay benefits under the Policy in one lump sum unless you choose an optional settlement plan. The following provisions apply:

- You may choose a settlement plan while the Policy is in effect and while the Insured is living.
- If you have not chosen a settlement plan, your Beneficiary may choose one after your death.
- In order to choose a settlement plan, you must send a dated and signed written notice to the Company.
- If approved by the Company, the plan you choose will be effective from the date the notice was signed.
- The Company will not be responsible for any payment made or other action taken before the selection has been recorded by the Company.

You can choose from the following settlement plans:

    Plan 1          The Company will hold the Policy proceeds in the General
    Proceeds Held   Account and make payments at the times and in the amounts
    at Interest     that you and the Company agree on, as long as the Policy
                    remains in effect. Payments can be made monthly, quarterly, annually, or in a lump sum, or any other mode that you and the Company may agree on. The Company will credit the Policy proceeds held with an effective annual interest rate of at least 4%. When the payee dies, any remaining Policy proceeds will be paid to his or her estate, unless otherwise specified.

    Plan 2          The Company will make monthly payments in a fixed amount as
    Lifetime        long as the payee lives. A guaranteed number of payments
    Payments        may be chosen. If the payee dies before the guaranteed
    with a          number of payments has been made, the Company will continue
    Guarantee       the payments until the guaranteed number of payments has
                    been made.

                             SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone any payment under the Policy when:

    (1) the New York Stock Exchange is closed (on other than customary weekend and holiday closings);
    (2) trading on the New York Stock Exchange is restricted;
    (3) an emergency exists and it is not reasonably practicable to dispose of the securities held in the Variable Life Account, or it is not reasonably practicable to determine the net asset value of the Variable Life Account; or
    (4) during any other period when the Securities and Exchange Commission permits suspension of payments.

The applicable rules and regulations of the Securities and Exchange Commission will control as to whether conditions (2) or (3) exist.

                                  FEDERAL TAX STATUS

NOTE: THE FOLLOWING DISCUSSION IS BASED ON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL TAX LAWS APPLICABLE TO LIFE INSURANCE IN GENERAL. THE COMPANY CANNOT PREDICT IF THESE LAWS WILL CHANGE. SECTION 7702 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED (THE "CODE"), DEFINES THE TERM "LIFE INSURANCE CONTRACT" FOR PURPOSES OF APPLYING THE TAX LAWS TO LIFE INSURANCE POLICIES. THE COMPANY BELIEVES THAT THE POLICY QUALIFIES AS A LIFE INSURANCE CONTRACT UNDER
SECTION 7702; HOWEVER, THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE POLICY. YOU BEAR THE COMPLETE RISK THAT THE POLICY MAY NOT BE DEEMED A LIFE INSURANCE CONTRACT BY THE INTERNAL REVENUE SERVICE ("IRS"). THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND YOU SHOULD UNDERSTAND THAT THERE MAY BE SPECIAL FEDERAL TAX RULES NOT DISCUSSED IN THIS PROSPECTUS THAT ARE APPLICABLE IN CERTAIN SITUATIONS. YOU ARE CAUTIONED TO CONSULT YOUR OWN TAX ADVISER REGARDING HOW FEDERAL TAX LAWS MAY APPLY TO THE POLICY.

INTRODUCTION

This discussion of federal tax status is general in nature and is not intended to provide you with tax advice. You should discuss the applicability of federal tax laws on the Policy with your tax adviser. No attempt has been made to consider any state tax laws or any other tax laws. The Company is not making any representations or guarantees that current federal tax laws will not be changed or that current interpretations of the federal tax laws will not be changed.

The Company is taxed as a life insurance company under federal tax laws. For federal income tax purposes, the Variable Life Account is not a separate entity from the Company and its operations form a part of the Company.

MODIFIED ENDOWMENT CONTRACTS

Federal tax laws alter the treatment accorded to loans and certain distributions from life insurance policies that are considered to be modified endowment contracts. Generally, the variable life insurance policy described in this Prospectus will not be considered a modified endowment contract.

A modified endowment contract is a contract which is entered into or materially changed on or after June 21, 1988, and fails to meet the 7-pay test. A policy fails to meet the 7-pay test when the cumulative amount paid under a contract at any time during the first 7 years of the contract exceeds the sum of the net level premiums that would have been paid on or before such time if the contract provided for paid-up future benefits after the payment of 7 level annual premiums. A material change includes any increase in the future benefits or addition of qualified additional benefits provided under a contract unless the increase is due to

    - the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first 7 years of the contract; or
    - the crediting of interest or other earnings (including dividends) with respect to such premiums.

Additionally, any policy issued in exchange for a policy classified as a modified endowment contract will be treated as a modified endowment contract regardless of whether it meets the 7-pay test. However, an exchange under
Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a modified endowment contract if no additional premiums are paid. Due to the flexible premium feature of a variable life insurance policy, the circumstances of each policy will be considered individually in determining whether it will be treated as a modified endowment contract.

If a policy is determined to be a modified endowment contract, partial or full surrenders and/or loan proceeds are taxable to the extent of income in the policy. Such distributions are deemed to be on a last-in-first-out basis, which means that the taxable income is distributed first. Loan proceeds and/or surrender payments, including those resulting from the lapse of the Policy, may also be subject to an additional 10% federal income tax penalty applied to the income portion of loans or surrenders. The penalty will not apply to any distribution:

    - made to a taxpayer who is at least age 59 1/2 on the date of the distribution;
    - made to a taxpayer who is disabled as defined in Section 72(m)(7) of the Code; or
    - made as part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If a policy is not classified as a modified endowment contract, then any surrenders will be treated first as a recovery of the investment in the policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the policy within the first 15 years after the policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the policy.

Any loan from a policy that is not classified as a modified endowment contract will be treated as indebtedness of the Policy Owner and not as a distribution. Upon complete surrender (or lapse of the Policy) or when maturity benefits are paid, if the amount received plus loan indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the Policy Owner, the excess generally will be treated as ordinary income.

Interest paid on a policy loan is generally not deductible. Furthermore, no deduction will be allowed for interest on a loan under a policy covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

YOU SHOULD CONSULT YOUR OWN TAX ADVISER REGARDING THE TREATMENT OF YOUR POLICY AND THE POSSIBLE TAX CONSEQUENCES OF TAKING LOANS OR SURRENDERS FROM YOUR POLICY.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the U.S. Treasury Department. If it is determined that your variable life insurance policy does not qualify as a life insurance contract, you will be liable for federal income taxes on the earnings portion of the Policy prior to receiving any pay-outs from the policy. The Code has a safe harbor provision which provides that life insurance policies, such as your variable life Policy, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

In 1989, the Treasury Department issued regulations which amplify the diversification requirements for variable contracts and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if

    - no more than 55% of the value of the total assets of the portfolio is represented by any one investment;
    - no more than 70% of the value of the total assets of the portfolio is represented by any two investments;
    - no more than 80% of the total assets of the portfolio is represented by any three investments;
    - no more than 90% of the total assets of the portfolio is represented by any four investments.

For purposes of the regulations, all securities of the same issuer are treated as a single investment and each U.S. government agency or instrumentality is treated as a separate issuer.

The Company intends that all underlying assets of the Variable Life Account will be managed in order to comply with these diversification requirements.

Currently, there is no official guidance as to whether, or under what circumstances, control of the investments of the Variable Life Account by the owners of variable life policies will cause the owners to be treated as owners of the assets of the Variable Life Account, thereby causing the variable life policy to lose its favorable tax treatment.

The amount of Policy Owner control which may be exercised under the Policy is different in some respect from the situations addressed in published rulings issued by the IRS in which it was held that a policy owner was not the owner of the assets of a separate account. It is unknown whether these differences, such as the Policy Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Policy Owner to be considered the owner of the assets of the Variable Life Account.

In the event any forthcoming guidance or ruling sets forth a new position, the guidance or ruling will generally be applied only prospectively. However, if the ruling or guidance does not set forth a new position, it may be applied retroactively, resulting in the Policy Owner being retroactively determined to be the owner of the assets of the Variable Life Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.

TAX TREATMENT OF THE POLICY

The Policy has been designed to comply with the definition of a life insurance contract contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires that mortality and other expense charges be reasonable. In establishing these charges, the Company has relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

While every attempt has been made by the Company to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the IRS will not concur with the Company's interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult a tax adviser regarding the tax consequences of purchasing the Policy.

TAX TREATMENT OF SETTLEMENT OPTIONS

Under the Code, a portion of the settlement option payments which are in excess of the death benefit proceeds are included in the beneficiary's taxable income. Under a settlement option payable for the lifetime of the beneficiary, the death benefit proceeds are divided by the beneficiary's life expectancy (or joint life expectancy in the case of a joint and survivor option) and proceeds received in excess of these prorated amounts are included in taxable income. The value of the death benefit proceeds is reduced by the value of any period certain or refund guarantee. Under a fixed payment or fixed period option, the death benefit proceeds are prorated by dividing the proceeds over the payment period under the option. Any payments in excess of the prorated amount will be included in taxable income.

POLICY PROCEEDS

The tax treatment accorded to loan proceeds and/or surrender payments from the Policy will depend on whether the Policy is considered to be a modified endowment contract. Otherwise, the Policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit is excluded from the gross income of the Beneficiary under Section 101(a) of the Code. Also, you, as the Policy Owner are not deemed to be in constructive receipt of the Cash Value or Cash Surrender Value, including increments thereon, under the Policy until there is a distribution of such amounts.

If death benefit proceeds are held by the Company at interest, any interest credited is included in the Beneficiary's taxable income for the year in which the interest is credited. If the Policy death proceeds are paid under the lifetime payments with a guarantee plan, the payments will be prorated between the amount attributable to the death benefit, which is excluded from the Beneficiary's income, and the amount attributable to interest, which is included in the Beneficiary's income.

Federal estate and state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary.

MULTIPLE POLICIES

Federal tax laws provide that multiple modified endowment contracts which are issued within a calendar year period to the same Policy owner by one company or its affiliates are treated as one modified endowment contract for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from the combination of contracts. You should consult a tax adviser prior to purchasing more than one modified endowment contract in any calendar year period.

TAX TREATMENT OF ASSIGNMENTS

Assigning or pledging the Policy may be a taxable event. You should consult a tax adviser before assigning or pledging the Policy.

QUALIFIED PLANS

The Policy may be used in conjunction with certain qualified retirement plans. Because the rules governing such use are complex, you should consult with a pension consultant before purchasing the Policy.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in gross income of the Policy Owner are subject to federal income tax withholding. However, in most cases, you may elect not to have taxes withheld. You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.

                       VARIABLE LIFE ACCOUNT VOTING RIGHTS

The Company is the legal owner (shareholder) of the Portfolio shares. However, the Company believes that when a Mutual Fund solicits proxies in connection with a vote of shareholders, it is required to obtain from you, and other affected Policy Owners, instructions as to how to vote those shares.

For purposes of voting the Mutual Fund shares held in the Variable Life Account at a shareholder meeting of the Mutual Fund, your voting interest will be determined as follows: you may cast one vote for each $100 of Cash Value of your Policy allocated to the Subaccount on the record date for the shareholder meeting of the Mutual Fund. If, however, you have a Policy loan outstanding, any amount transferred from the Variable Life Account to the General Account in connection with the loan will not be considered in determining your voting interest.

If a Mutual Fund holds a shareholder meeting at which you are entitled to vote, you will receive periodic reports, proxy material, and a form on which you can give voting instructions.

The Company will determine the number of shares that you will have a right to vote as of a date chosen by it, which will not be more than 60 days prior to the shareholder meeting. The Company will send you proxy material and a form for giving voting instructions at least 14 days prior to the shareholder meeting.

In accordance with its view of present law, the Company will vote the shares of the applicable Mutual Fund held in the Variable Life Account in accordance with instructions received from all persons having a voting interest in that particular Mutual Fund. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Company will vote its own shares in the same proportion as it votes shares for which it has received instructions.

If the applicable law with respect to voting rights is amended or if the interpretation of the law changes, and it is determined that the Company has authority to vote the shares of the Mutual Fund in its own right, it may elect to do so.

VOTING INSTRUCTIONS DISREGARDED

The Company may, when required to do so by state insurance authorities, vote shares of the applicable Mutual Fund without regard to instructions from persons having a voting interest if the voting instructions would cause the Mutual Fund to make (or refrain from making) investments that would result in changes in the sub-classifications or investment objectives of the Mutual Fund. The Company may also disapprove changes in the investment policy initiated by the persons having a voting interest or by the directors or trustees of the Mutual Fund if the Company's disapproval is reasonable and based on a good faith determination that the change would violate state law or the change would not be consistent with the investment objective of the Mutual Fund, or varies from the general quality and nature of investments and investment techniques used by other Mutual Funds with similar investment objectives underlying other separate accounts of the Company or of an affiliated life insurance company.

In the event the Company does disregard voting instructions, it will provide a summary of its reasons for doing so in the next semi-annual report to Policy Owners.

                            MANAGEMENT OF THE COMPANY

The following table lists the officers and directors of the Company, along with their principal occupations.


 NAME                 POSITION WITH COMPANY            PRINCIPAL OCCUPATION
 ----                 ---------------------            --------------------
 Dale R. Schuh        Chairman of the Board,           Chairman of the Board, Chief Executive Officer and
                      President, and Director          President of Sentry Insurance a Mutual Company

 Wallace D. Taylor    Vice President                   Vice President, Life, Health and Annuities
                                                       of Sentry Insurance a Mutual Company

 William M. O'Reilly  Secretary and Director           Vice President, General Counsel and Corporate
                                                       Secretary of Sentry Insurance a Mutual Company

 William J. Lohr      Treasurer and Director           Vice President and Treasurer of Sentry Insurance
                                                       a Mutual Company

 Janet L. Fagan       Director                         Vice President and Chief Actuary of Sentry
                                                       Insurance a Mutual Company

 James J. Weishan     Director                         Vice President, Investments of
                                                       Sentry Insurance a Mutual Company

                           DISTRIBUTION OF THE POLICY

Sentry Equity Services, Inc. ("SESI"), a wholly owned subsidiary of Sentry Insurance a Mutual Company, serves as principal underwriter of the Policy. The Policy is sold by sales representatives who, in addition to being licensed as life insurance agents for the Company, are also NASD registered representatives for SESI. SESI may also enter into written sales agreements with other broker-dealers.

The following persons are the officers and directors of SESI. The business address for each person is 1800 North Point Drive, Stevens Point, WI 54481.

     Name                                  Positions and Offices With SESI
     ----                                  -------------------------------
     Dale Schuh                            Director and Chairman of the Board
     Wallace D. Taylor                     President
     Glen E. Scott Jr.                     Vice President
     William M. O'Reilly                   Director and Secretary
     William J. Lohr                       Director and Treasurer

Registered representatives are compensated on a commission and service fee basis by SESI. The Company reimburses SESI for the compensation it pays to registered representatives and for other direct and indirect expenses SESI incurs in marketing and selling the Policy. These expenses include advertising and promotion, field management compensation, and deferred compensation and insurance benefits for registered representatives and field managers. The amount of brokerage commission and expense reimbursement received by SESI as of December 31, 1999, for distributing the Policy was $115,642.

The following chart shows the levels of compensation paid by SESI to registered representatives.

First-Year Commissions   50% to 55% of the first-year premium paid;
                         the commission may be higher under certain
                         circumstances, but will not exceed 80% of the first-
                         year premium paid.
Renewal Commissions      An amount not exceeding 2% of renewal premium paid.
Service Fee              An amount not exceeding .25% of the Cash Value of the
                         policies attributable to the registered representative
Additional Compensation  May be paid to registered representatives who meet certain production and persistency requirements.

                                STATE REGULATION

The Company is subject to the insurance laws of the state of Wisconsin and is regulated by the Wisconsin Insurance Department. It is also subject to the insurance laws of each state in which it is authorized to do business. Each year, the Company files an annual statement with the various state insurance departments which contains information about the operation of the Company and its financial condition as of the most recent year-end. The Wisconsin Insurance Department periodically examines the Company's books and records in order to certify that the Company has correctly stated its policy liabilities and reserves. In addition, the National Association of Insurance Commissioners periodically conducts a full examination of the Company's operations. Any regulation or examination of the Company does not involve supervision of the Company's management or its investment practices or policies.

                            REPORTS TO POLICY OWNERS

As a Policy Owner, you will receive confirmation of the following transactions:

    - receipt of any premiums (except premiums received before the date the Policy is issued and those received via an automatic premium payment plan)
    -  any change in the allocation of premiums
    -  any transfer between Subaccounts
    -  any loan, interest repayment, or loan repayment
    -  any partial surrenders
    - any return of premium necessary to comply with applicable maximum premium limitations.

If you have chosen an automatic premium payment plan, you will receive an annual statement showing the dates and amounts of premiums paid. You will be entitled to a receipt for any premium payment upon request.

You will receive confirmation of the following transactions within 7 days:

    -  exercise of the free-look privilege
    -  exchange of the Policy
    -  full surrender of the Policy
    -  payment of the death benefit

Within 30 days after each Policy Anniversary, you will receive an annual statement containing the following information:

    -  the current amount of death benefit
    -  the current Cash Value
    -  the current Cash Surrender Value
    -  current Policy indebtedness
    -  all premiums paid and charges deducted for the previous Policy Year
    -  all transactions confirmed during the previous Policy Year

Semi-annually, you will receive a report for T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Janus Aspen Series which will contain all applicable information and financial statements required by federal securities laws and regulations.

                                LEGAL PROCEEDINGS

Neither the Variable Life Account nor SESI are parties to any legal proceedings. The Company is engaged in various kinds of routine litigation which, in the opinion of the Company, are not material to the operation of the Company or to its financial condition.

                                     EXPERTS

The statutory financial statements of the Company as of December 31, 1999 and 1998, and for the years then ended, and the financial statements of the Variable Life Account as of December 31, 1999, and for each of the three years in the period then ended, included in this Prospectus and in the registration statement filed with the Securities and Exchange Commission have been audited by PricewaterhouseCoopers LLP, independent accountant. The audit reports are included in this Prospectus.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Policy.

                              FINANCIAL STATEMENTS

The Company's financial statements included in this Prospectus should only be considered in relation to the Company's ability to meet its obligations in connection with the Policy.

The Company's most current audited financial statements are as of December 31, 1999 and are included in this Prospectus.

                         SENTRY LIFE INSURANCE COMPANY

                         SENTRY VARIABLE LIFE ACCOUNT I

                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

                     FOR THE YEARS ENDED 1999, 1998 AND 1997

[PRICEWATERHOUSECOOPERS LETTERHEAD]


                        REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS
SENTRY LIFE INSURANCE COMPANY
   AND
THE CONTRACT OWNERS OF
SENTRY VARIABLE LIFE ACCOUNT I:

In our opinion, the accompanying combined statement of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Life Account I, and the Liquid Asset Portfolio, Growth Portfolio,
Limited Maturity Bond Portfolio and Balanced Portfolio thereof, at December 31, 1999, and the results of each of their operations and changes in each of their net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



/s/ PricewaterhouseCoopers L.L.P.

Chicago, Illinois
February 10, 2000

                          SENTRY LIFE INSURANCE COMPANY
                         SENTRY VARIABLE LIFE ACCOUNT I
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1999


ASSETS:

Investments at market value:

  Neuberger Berman Advisers Management Trust:

    Liquid Asset Portfolio, 208,539
     shares (cost $208,539)                   $  208,539

    Growth Portfolio, 198,110
     shares (cost $5,015,604)                  7,383,501

    Limited Maturity Bond Portfolio, 13,631
     shares (cost $185,245)                      180,508

    Balanced Portfolio, 88,903
     shares (cost $1,422,388)                  1,857,191
                                              ----------

     Total investments                         9,629,739

Dividends receivable                                 923
                                              ----------

     Total assets                              9,630,662

LIABILITIES:

Accrued expenses                                   2,018
                                              ----------

NET ASSETS                                    $9,628,644
                                              ==========

    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Years ended December 31, 1999, 1998 and 1997

                           SUB-ACCOUNTS INVESTING IN:

                                                            Liquid Asset                                  Growth
                                                              Portfolio                                  Portfolio
                                               --------------------------------------     ----------------------------------------
                                                  1999           1998          1997           1999           1998         1997
                                               ---------      ---------     ---------     -----------    -----------   -----------
Income:
  Dividends                                    $   7,204      $   7,551     $  10,121     $        --    $        --   $        --

Expenses:
  Risk charges                                     1,794          1,740         2,305          55,295         45,238        37,804
                                               ---------      ---------     ---------     -----------    -----------   -----------

Net investment income (loss)                       5,410          5,811         7,816         (55,295)       (45,238)      (37,804)
                                               ---------      ---------     ---------     -----------    -----------   -----------

Realized gains (losses) on investments:
  Realized net investment gain (loss)                 --             --            --         100,296        130,456       143,719

  Capital gain distributions received                 --             --            --         263,051      1,138,697       264,588
                                               ---------      ---------     ---------     -----------    -----------   -----------

Realized gain (loss) on investments and
  capital gain distributions, net                     --             --            --         363,347      1,269,153       408,307

Unrealized appreciation (depreciation), net           --             --            --       2,185,546       (607,832)      478,813
                                               ---------      ---------     ---------     -----------    -----------   -----------

Net increase in net assets from operations     $   5,410      $   5,811     $   7,816     $ 2,493,598    $   616,083   $   849,316
                                               =========      =========     =========     ===========    ===========   ===========

STATEMENTS OF CHANGES IN NET ASSETS
For the Years ended December 31, 1999, 1998 and 1997

Net increase (decrease) in net assets
from operations:
  Net investment income (loss)                 $   5,410      $   5,811     $   7,816     $   (55,295)   $   (45,238)  $   (37,804)

  Realized gains (losses)                             --             --            --         363,347      1,269,153       408,307

  Unrealized appreciation (depreciation)              --             --            --       2,185,546       (607,832)      478,813
                                               ---------      ---------     ---------     -----------    -----------   -----------

Net increase in net assets from operations         5,410          5,811         7,816       2,493,598        616,083       849,316
                                               ---------      ---------     ---------     -----------    -----------   -----------

Contract transactions:
  Purchase payments                              246,966        229,539       447,087         922,776        690,677       698,213

  Transfers between subaccounts, net            (183,953)      (200,831)     (427,134)        141,942        134,665       304,525

  Withdrawals and surrenders                      (4,075)        (2,093)      (80,269)       (400,076)      (460,042)     (375,499)

  Monthly deductions                             (19,814)       (18,659)      (16,117)       (347,478)      (291,193)     (250,870)

  Policy loans                                      (142)          (282)          (60)       (232,500)       (27,406)      (32,746)

  Death benefits                                      --             --            --         (29,589)            --            --
                                               ---------      ---------     ---------     -----------    -----------   -----------

Net increase (decrease) in net assets
  derived from principal transactions             38,982          7,674       (76,493)         55,075         46,701       343,623
                                               ---------      ---------     ---------     -----------    -----------   -----------

Total increase (decrease) in net assets           44,392         13,485       (68,677)      2,548,673        662,784     1,192,939

Net assets at beginning of year                  164,474        150,989       219,666       4,833,999      4,171,215     2,978,276
                                               ---------      ---------     ---------     -----------    -----------   -----------

Net  assets at end of year                     $ 208,866      $ 164,474     $ 150,989     $ 7,382,672    $ 4,833,999   $ 4,171,215
                                               =========      =========     =========     ===========    ===========   ===========

    The accompanying notes are an integral part of these financial statements


             LIMITED MATURITY                                 BALANCED
              BOND PORTFOLIO                                 PORTFOLIO                                      TOTAL
-----------------------------------------    ------------------------------------------   ------------------------------------------
    1999           1998           1997           1999           1998           1997           1999           1998           1997

$     9,279    $    10,093    $     8,980    $    23,533    $    28,603    $    16,109    $    40,016    $    46,247    $    35,210

      1,826          1,731          1,647         15,401         13,274         10,422         74,316         61,983         52,178
-----------   ------------   ------------   ------------   ------------    -----------    -----------    -----------    -----------
      7,453          8,362          7,333          8,132         15,329          5,687        (34,300)       (15,736)       (16,968)
-----------   ------------   ------------   ------------   ------------    -----------    -----------    -----------    -----------
     (1,292)          (290)        (1,219)         9,272         14,003         15,467        108,276        144,169        157,967

         --             --             --         34,863        200,904         41,329        297,914      1,339,601        305,933
-----------   ------------   ------------   ------------   ------------    -----------    -----------    -----------    -----------
     (1,292)          (290)        (1,219)        44,135        214,907         56,812        406,190      1,483,770        463,900

     (5,431)        (2,702)         2,465        394,033        (86,499)       100,185      2,574,148       (697,033)       581,463
-----------   ------------   ------------   ------------   ------------    -----------    -----------    -----------    -----------
$       730    $     5,370    $     8,579    $   446,300    $   143,737    $   162,684    $ 2,946,038    $   771,001    $ 1,028,395
===========   ============   ============   ============   ============    ===========    ===========    ===========    ===========



$     7,453    $     8,362    $     7,333    $     8,132    $    15,329    $     5,687    $   (34,300)   $   (15,736)   $   (16,968)

     (1,292)          (290)        (1,219)        44,135        214,907         56,812        406,190      1,483,770        463,900

     (5,431)        (2,702)         2,465        394,033        (86,499)       100,185      2,574,148       (697,033)       581,463
-----------   ------------   ------------   ------------   ------------    -----------    -----------    -----------    -----------
        730          5,370          8,579        446,300        143,737        162,684      2,946,038        771,001      1,028,395
-----------   ------------   ------------   ------------   ------------    -----------    -----------    -----------    -----------
     28,494         24,332         20,154        275,290        222,905        176,611      1,473,526      1,167,453      1,342,065

      1,011         (2,103)           793         41,000         68,269        121,816             --             --             --

     (6,359)       (10,939)        (7,924)      (204,024)       (98,008)       (19,038)      (614,534)      (571,082)      (482,730)

    (11,956)       (11,050)       (11,054)      (112,051)      (109,415)       (93,257)      (491,299)      (430,317)      (371,298)

       (115)          (551)         1,987         (3,742)        (1,098)          (219)      (236,499)       (29,337)       (31,038)

         --             --             --         (4,163)            --             --        (33,752)            --             --
-----------   ------------   ------------   ------------   ------------    -----------    -----------    -----------    -----------
     11,075           (311)         3,956         (7,690)        82,653        185,913         97,442        136,717        456,999
-----------   ------------   ------------   ------------   ------------    -----------    -----------    -----------    -----------
     11,805          5,059         12,535        438,610        226,390        348,597      3,043,490          7,718      1,485,394

    168,556        163,497        150,962      1,418,135      1,191,745        843,148      6,585,164      5,677,446      4,192,052
-----------   ------------   ------------   ------------   ------------    -----------    -----------    -----------    -----------
$   180,361   $    168,556   $    163,497   $  1,856,745   $  1,418,135    $ 1,191,745    $ 9,628,644    $ 6,585,164    $ 5,677,446
===========   ============   ============   ============   ============    ===========    ===========    ===========    ===========

                         SENTRY LIFE INSURANCE COMPANY

                         SENTRY VARIABLE LIFE ACCOUNT I

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1999, 1998 AND 1997



NOTES TO FINANCIAL STATEMENTS
December 31, 1999, 1998 and 1997



1. ORGANIZATION AND CONTRACTS

   The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Life Account was established by the Company on February 12, 1985 and commenced operations on January 13, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

   The assets of the Variable Life Account are invested in one or more of the portfolios of Neuberger Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

   A copy of the Neuberger Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.


2. SIGNIFICANT ACCOUNTING POLICIES

   VALUATION OF INVESTMENTS

   Investments in the Trust are valued at the reported net asset values of the portfolios, which value their investment securities at fair value.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding investment gains and losses are determined on a specific identification basis.

   FEDERAL INCOME TAXES

   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

   Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

3. Expenses

   A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. The liability for accrued mortality and expense risk premium and death benefit guarantee risk charge amounted to $2,018 at December 31, 1999.

   At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract.

   The Company deducts a front-end sales expense charge of 5.0% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

                         SENTRY LIFE INSURANCE COMPANY

                         SENTRY VARIABLE LIFE ACCOUNT I

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)



   The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.

4. NET ASSETS

   At December 31, 1999 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:

                                                    ACCUMULATION    ACCUMULATION
                                                        UNITS        UNIT VALUE             VALUE
                                                    ------------    -------------           -----
     Liquid Asset Portfolio                              12,542         $ 16.65           $ 208,866
     Growth Portfolio                                   149,488           49.39           7,382,672
     Limited Maturity Bond Portfolio                      9,931           18.16             180,361
     Balanced Portfolio                                  60,712           30.58           1,856,745
                                                                                         ----------
      Total net assets                                                                   $9,628,644
                                                                                         ==========

   At December 31, 1999 significant concentrations of ownership were as follows:

                                                   NUMBER OF
                                                CONTRACT OWNERS    PERCENTAGE OWNED
                                                ---------------    ----------------
     Liquid Asset Portfolio                              3               44.4
     Limited Maturity Bond Portfolio                     1               29.2

   At December 31, 1998 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:


                                                       ACCUMULATION    ACCUMULATION
                                                          UNITS         UNIT VALUE     VALUE
                                                       ------------    ------------  ----------
   Liquid Asset Portfolio                                 10,192          $ 16.14     $ 164,474
   Growth Portfolio                                      145,685            33.18     4,833,999
   Limited Maturity Bond Portfolio                         9,319            18.09       168,556
   Balanced Portfolio                                     61,296            23.14     1,418,135
                                                                                     ----------
    Total net assets                                                                 $6,585,164
                                                                                     ==========

At December 31, 1997 ownership of the Variable Life Account was represented by the following accumulation units and accumulation unit values:

                                                      ACCUMULATION    ACCUMULATION
                                                          UNITS         UNIT VALUE     VALUE
                                                      ------------    ------------   ----------
   Liquid Asset Portfolio                                 9,691           $15.58     $  150,989
   Growth Portfolio                                     143,731            29.02      4,171,215
   Limited Maturity Bond Portfolio                        9,339            17.51        163,497
   Balanced Portfolio                                    57,188            20.84      1,191,745
                                                                                     ----------
    Total net assets                                                                 $5,677,446
                                                                                     ==========

                          SENTRY LIFE INSURANCE COMPANY

                         SENTRY VARIABLE LIFE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. PURCHASES AND SALES  OF SECURITIES

   In 1999, purchases and proceeds on sales of the Trust's shares aggregated $2,187,782 and $1,826,660, respectively, and were as follows:


                      LIQUID ASSET     GROWTH        LIMITED MATURITY      BALANCED
                        PORTFOLIO    PORTFOLIO        BOND PORTFOLIO      PORTFOLIO         TOTAL
                      ------------   ----------     ----------------     ------------     ----------
   Purchases              $318,521   $1,391,451             $40,920          $436,890     $2,187,782
   Proceeds on sales       274,587    1,128,326              22,563           401,184      1,826,660


   In 1998, purchases and proceeds on sales of the Trust's shares aggregated $2,839,658 and $1,379,167, respectively, and were as follows:


                           LIQUID ASSET     GROWTH        LIMITED MATURITY        BALANCED
                            PORTFOLIO      PORTFOLIO       BOND PORTFOLIO         PORTFOLIO       TOTAL
                           ------------   -----------     ----------------        ---------     ----------
   Purchases                 $272,325     $2,009,596           $35,610            $522,127     $2,839,658
   Proceeds on sales          258,175        869,198            27,828             223,966      1,379,167


   In 1997, purchases and proceeds on sales of the Trust's shares aggregated $2,245,774 and $1,500,435, respectively, and were as follows:

                       LIQUID ASSET      GROWTH        LIMITED MATURITY         BALANCED
                         PORTFOLIO      PORTFOLIO       BOND PORTFOLIO         PORTFOLIO         TOTAL
                       ------------    ----------      ----------------        ---------      -----------
   Purchases              $501,151     $1,310,732           $32,033             $401,858      $2,245,774
   Proceeds on sales       570,324        740,521            21,099              168,491       1,500,435


6. Subsequent Event

   On January 7, 2000, the Variable Life Account transferred assets from Neuberger Berman Advisers Management Trust to T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Institutional Series. The transfer had no effect on the Variable Life Account Portfolios' unit value or number of units.

                          SENTRY LIFE INSURANCE COMPANY

            REPORT ON AUDITS OF STATUTORY-BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                       [PRICEWATERHOUSECOOPERS LETTERHEAD]


                        REPORT OF INDEPENDENT ACCOUNTANTS

Board of Directors
Sentry Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Sentry Life Insurance Company (the Company) as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital stock and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to report on these financial statements based on our audits.

We conducted our audits of the accompanying financial statements in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the insurance department of the State of Wisconsin, which practices differ from accounting principles generally accepted in the United States
(GAAP). We have only been engaged by the Company to audit the accompanying financial statements on a statutory basis of accounting. The Company is not required to prepare GAAP financial statements and does not prepare GAAP financial statements. The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material. We are therefore required in the following paragraph to issue an adverse opinion on GAAP.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sentry Life Insurance Company as of December 31, 1999 and 1998, or the results of its operations and its cash flows for the years then ended.

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sentry Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the insurance department of the State of Wisconsin.

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying Supplemental Schedule of Assets and Liabilities of Sentry Life Insurance Company as of December 31, 1999, and for the year then ended, is presented for purposes of additional analysis and is not a required pat of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory basis financial statements and, in our opinion, is fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.


/s/ PricewaterhouseCoopers L.L.P.
Chicago, Illinois
February 18, 2000

                          SENTRY LIFE INSURANCE COMPANY

                         STATUTORY-BASIS BALANCE SHEETS

                           DECEMBER 31, 1999 AND 1998

                              --------------------


ASSETS                                                1999            1998
------                                                ----            ----
Investments:
  Bonds ....................................   $1,145,721,207   $1,118,191,869
  Investments in subsidiaries ..............        9,869,910        9,532,940
  Mortgage loans ...........................               --           18,723
  Policy loans .............................       23,284,247       24,036,498
  Cash and short-term investments...........       20,833,999       29,877,016
                                               --------------   --------------
         Total investments .................    1,199,709,363    1,181,657,046
Accrued investment income ..................       19,954,174       18,681,577
Premiums deferred and uncollected ..........        5,060,644        4,474,663
Other assets ...............................          717,462        1,177,498
Assets held in separate accounts ...........      645,899,120      604,877,464
                                               --------------   --------------
         Total admitted assets..............   $1,871,340,763   $1,810,868,248
                                               ==============   ==============


      The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

                           DECEMBER 31, 1999 AND 1998

                              --------------------

LIABILITIES                                                               1999            1998
-----------                                                               ----            ----
Future policy benefits:
  Life ........................................................    $  257,989,084   $  255,692,269
  Accident and health .........................................        15,254,702       15,440,434
  Annuity .....................................................       131,069,441      134,582,450
Policy and contract claims ....................................         4,472,194        4,140,344
Premium and other deposit funds ...............................       650,107,483      624,627,002
Other policyholder funds ......................................         3,495,677       10,445,827
Accounts payable and other liabilities ........................         5,047,521       11,177,061
Federal income taxes accrued ..................................         9,689,197        9,417,827
Asset valuation reserve .......................................         5,725,552        5,706,987
Interest maintenance reserve ..................................         5,970,750        7,087,699
Liabilities related to separate accounts.......................       645,025,463      603,897,819
                                                                   --------------   --------------
  Total liabilities ...........................................    $1,733,847,064   $1,682,215,719
                                                                   ==============   ==============

CAPITAL STOCK AND SURPLUS
-------------------------
Capital stock, $10 par value; authorized 400,000 shares; issued
  and outstanding 316,178 shares in 1999 and 1998..............         3,161,780        3,161,780
Paid-in surplus ...............................................        43,719,081       43,719,081
Earned surplus, unappropriated ................................        90,612,838       81,771,668
                                                                   --------------   --------------
Total capital stock and surplus ...............................       137,493,699      128,652,529
                                                                   --------------   --------------
Total liabilities, capital stock and surplus ..................    $1,871,340,763   $1,810,868,248
                                                                   ==============   ==============




      The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

                    STATUTORY-BASIS STATEMENTS OF OPERATIONS

                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                  1999             1998
                                                                  ----             ----
Premiums and other income:
  Premiums and annuity considerations ....................   $  78,163,778    $  76,847,662
  Other fund deposits ....................................      84,714,318       62,791,049
  Commissions and expense allowances on
    reinsurance ceded ....................................      10,490,120       11,560,785
  Net investment income ..................................      92,047,182       93,544,822
  Other income ...........................................       7,975,913        8,931,046
                                                             -------------    -------------

      Total premiums and other income ....................     273,391,311      253,675,364
                                                             -------------    -------------

Benefits and expenses:
  Policyholder benefits and fund withdrawals .............     183,564,804      199,613,380
  Increase in future life policy benefits
    and other reserves ...................................      17,245,042       21,803,214
  Commissions ............................................       7,641,402        7,358,122
  Other expenses .........................................      28,531,247       27,780,333
Transfers to (from) separate accounts, net ...............      10,947,327      (16,816,030)
                                                             -------------    -------------

      Total benefits and expenses ........................     247,929,822      239,739,019
                                                             -------------    -------------
Income before Federal income tax expense
  and net realized losses on investments .................      25,461,489       13,936,345

      Federal income tax expense, less tax on net realized
        losses and transfers to the IMR ..................       8,599,925        5,684,753
                                                             -------------    -------------

Income before net realized losses on investments .........      16,861,564        8,251,592

      Net realized losses on investments .................        (835,531)        (514,506)
                                                             -------------    -------------

Net income ...............................................   $  16,026,033    $   7,737,086
                                                             =============    =============





      The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

       STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                         1999             1998
                                                         ----             ----
Capital stock, beginning and end of year ........   $   3,161,780    $   3,161,780
                                                    -------------    -------------

Paid-in surplus, beginning and end of year ......      43,719,081       43,719,081
                                                    -------------    -------------
Earned surplus,  unappropriated:
  Balance at beginning of year ..................      81,771,668       82,275,476
  Net income ....................................      16,026,033        7,737,086
  Change in non-admitted assets .................          (5,597)          (4,430)
  Change in liability for reinsurance ...........              --           (9,348)
  Change in asset valuation reserve .............         (18,565)        (442,409)
  Dividend to stockholder .......................      (7,500,000)      (7,500,000)
  Change in net unrealized gains on investments..         339,299         (284,707)
                                                    -------------    -------------

  Balance at end of year ........................      90,612,838       81,771,668
                                                    -------------    -------------
      Total capital stock and surplus ...........   $ 137,493,699    $ 128,652,529
                                                    =============    =============



      The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

                    STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                   ----------


                                                                                   1999                          1998
                                                                                   ----                          ----

Premiums and annuity considerations ....................................      $  77,982.959                 $  76,630,869
Other fund deposits ....................................................         84,714,318                    62,791,049
Other premiums, considerations and deposits ............................            158,698                       165,851
Allowances and reserve adjustments received on
     reinsurance ceded .................................................         10,531,483                    11,507,443
Investment income received (excluding realized gains
     and losses and net of investment expenses) ........................         89,005,861                    90,358,325
Other income received ..................................................          7,812,904                    13,079,807
Life and accident and health claims paid ...............................        (26,702,540)                  (35,698,918)
Surrender benefits .....................................................       (105,735,114)                 (132,575,939)
Other benefits to policyholders paid ...................................        (50,813,480)                  (48,180,669)
Commissions, other expenses, and taxes paid
     (excluding federal income taxes) ..................................        (35,554,121)                  (34,763,025)
Net transfers (to) from separate accounts ..............................        (10,834,702)                   16,492,034
Cash in receivable status from separate accounts .......................                 --                            --
Changes in asset charges receivable ....................................                 --                            --
Dividends to policyholders paid  .......................................           (318,735)                     (317,700)
Federal income taxes paid ..............................................         (6,615,383)                   (8,853,213)
Net decrease in policy loans ...........................................            752,251                       984,139
                                                                               ------------                  ------------
     Net cash from operations ..........................................         34,384,399                    11,620,053
                                                                               ------------                  ------------
Proceeds from investments sold, matured, or repaid:
Bonds ..................................................................        137,065,217                   147,260,947
Mortgage loans .........................................................             18,723                        49,934
Tax on net capital gains ...............................................         (1,608,247)                     (577,663)
                                                                               ------------                  ------------
     Total investment proceeds .........................................        135,475,693                   146,733,218
                                                                               ------------                  ------------
Other cash provided ....................................................          2,492,931                    17,175,517
                                                                               ------------                  ------------
     Total cash provided ...............................................        172,353,023                   175,528,788
                                                                               ------------                  ------------
Cost of investments acquired ...........................................        164,883,237                   157,699,531
Other cash applied:
     Dividend to stockholder ...........................................          7,500,000                     7,500,000
     Other applications, net  ..........................................          9,012,803                     1,088,365
                                                                               ------------                  ------------
          Total cash applied ...........................................        181,396,040                   166,287,896
                                                                               ------------                  ------------
          Net change in cash and short-term investments ................         (9,043,017)                    9,240,892

Cash and short-term investments:
     Beginning of year .................................................         29,877,016                    20,636,124
                                                                               ------------                  ------------
     End of year .......................................................      $  20,833,999                 $  29,877,016
                                                                              =============                 =============

      The accompanying notes are an integral part of these statutory-basis financial statements.

                         SENTRY LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
                                   ----------

(1)  BASIS OF PRESENTATION AND SIGNIFICANT STATUTORY-BASIS ACCOUNTING POLICIES

BASIS OF PRESENTATION

Sentry Life Insurance Company (the Company) is a wholly-owned subsidiary of Sentry Insurance a Mutual Company (SIAMCO). The Company writes insurance products in all states except New York primarily through direct writers who market the Company's individual life insurance, annuities and group health and pension products. The Company also uses direct mail and third party administrators for the marketing of its group life and health products.

The accompanying statutory-basis financial statements of the Company have been prepared in conformity with the accounting practices prescribed or permitted by the insurance department of the State of Wisconsin. Prescribed statutory accounting principles include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not employ any material permitted practices in the preparation of its statutory-basis financial statements.

The accompanying statutory-basis financial statements have been prepared in accordance with statutory accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

SIGNIFICANT STATUTORY ACCOUNTING POLICIES

A.   INVESTMENT SECURITIES

     Investments are valued in accordance with the requirements of the NAIC. Bonds which qualify for amortization are stated at amortized cost; bonds not qualifying are carried at the lesser of amortized cost or NAIC market values. Under GAAP, bonds would be classified as either trading, available for sale, or held-to-maturity. Bonds classified as trading or as available for sale would be carried at market with unrealized gains and losses, net of applicable taxes, recognized as net income (trading securities) or as a direct surplus adjustment (available for sale). Common stock of the Company's unconsolidated subsidiary is carried at its underlying statutory capital and surplus. The change in the subsidiary's underlying equity between years is reflected as a change in unrealized gains (losses). Under GAAP, this entity's balance sheet and results of operations would be consolidated with the Company. Mortgage loans on real estate are carried at their aggregate unpaid principal balances. Policy loans are carried at the aggregate of unpaid principal balances plus accrued interest and are not in excess of cash surrender values of the related policies. Short-term investments are carried at amortized cost, which approximates market value. Investment income is recorded when earned. Market value adjustments, on investments carried at market, are reflected in earned surplus as unrealized gains (losses) on investments. Realized gains and losses are determined on the specific identification method and are recorded directly in the statements of operations, net of federal income taxes and after transfers to the Interest Maintenance Reserve, as prescribed by the NAIC.

     Income on mortgage-backed securities is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

                         SENTRY LIFE INSURANCE COMPANY

                                   ----------

B.   SEPARATE ACCOUNT BUSINESS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

     The Company issues group annuity contracts both to affiliated companies and others. The deposits received in connection with these contracts are placed in deposit administration funds and in separate accounts. The Company also issues variable annuity contracts and variable universal life contracts. Deposits for those contracts are also placed in separate accounts. A separate account is an accounting entity segregated as a discrete operation within an insurance company. The stockholder of the Company and its policyholders have no claim to assets held in the separate accounts. The contractholders are the only persons having rights to any assets in the separate accounts or to income arising from these assets. All separate and variable accounts held by the Company are non-guaranteed and represent funds where the benefit is determined by the performance of the investments held in the separate account. Assets are carried at market value and reserves are calculated using the cash value of the contract. All reserves fall into the category allowing discretionary withdrawals at market value. For the variable annuity contract, if it has been in effect at least six years, there is no surrender charge. For the variable universal life contract, there is a surrender charge through the ninth year. The admitted asset value of separate accounts consists primarily of common stock.

C.   NON-ADMITTED ASSETS

     For statutory accounting purposes, certain assets designated as "non-admitted" (principally certain receivables) have been excluded from the statutory-basis balance sheets and charged to earned surplus. Under GAAP, such assets would be recognized at net realizable value.

     Non-admitted assets totaled $10,348 and $4,752 at December 31, 1999 and 1998, respectively.

D.   POLICY BENEFITS

     Liabilities for traditional life and limited-payment life contracts are computed using methods, mortality and morbidity tables and interest rates which conform to the valuation laws of the State of Wisconsin. The liabilities are primarily calculated on a modified reserve basis. The effect of using a modified reserve basis partially offsets the effect of immediately expensing acquisition costs by providing a policy benefit reserve increase in the first policy year which is less than the reserve increase in renewal years.

     Future policy benefits for life policies and contracts were primarily determined using the Commissioner's reserve valuation method with interest rates ranging from 2.5% to 6%. Additional statutory policy deficiency reserves have been provided where the valuation net premium exceeds the gross premiums.

     Future policy benefits for annuity contracts, primarily for individual and group deferred annuities, were primarily determined using the Commissioner's annuity reserve valuation method with interest rates ranging from 3% to 11%. Group Health reserves consist predominantly of long-term disability reserves representing present value of amounts not yet due calculated using standard disability tables and various interest rates.

     Reserves for universal life-type and investment contracts are based on the contract account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future benefit payments when such payments are guaranteed.

     GAAP reserves are computed using mortality, withdrawal and interest rate assumptions that are based on Company experience, and include a provision for adverse deviation.

E.   INTEREST MAINTENANCE RESERVE (IMR)

     Realized investment gains and losses on bonds attributable to interest rate changes are deferred in the IMR account. The IMR is recorded as a liability and amortized into investment income over the approximate remaining maturities of the bonds sold. This policy for recognition of such realized gains and losses is prescribed by the NAIC in order to smooth the impact of such activity on the Company's earned surplus. For GAAP purposes, there is no such reserve.

F.   ASSET VALUATION RESERVE (AVR)

     The AVR mitigates fluctuations in the values of invested assets including bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are included in policyholders' surplus. For GAAP purposes, a writedown, for other than temporary declines in value, is recognized as a realized loss on an individual asset basis.

                         SENTRY LIFE INSURANCE COMPANY

                                   ----------

G.   REVENUE AND EXPENSE RECOGNITION

     Premiums for traditional life insurance policies and limited-payment contracts are taken into income when due. For investment contracts without mortality risk (such as deferred annuities and immediate annuities with benefits paid for a period certain) and contracts that permit the insured to make changes in the contract terms (such as universal life products), deposits are recorded as revenue when received. Under GAAP, deposits are recorded as increases to liabilities and revenue is recognized as mortality and other assessments are charged to policyholders.

     The Company has no direct employees and does not own equipment, it utilizes services provided by employees and equipment of SIAMCO and occupies space in SIAMCO's office building. Accordingly, the Company participates in an expense allocation system with certain affiliated companies. Expenses of the Company consist of direct charges incurred and an allocation of expenses (principally salaries, salary-related items, rent, and data processing services) between certain affiliated companies. The Company recognized expenses of $30,266,743 and $29,212,951 for 1999 and 1998, respectively, under this allocation agreement.

H.   ACQUISITION COSTS

     Costs directly related to the acquisition of insurance premiums, such as commissions and premium taxes, are charged to operations as incurred. Under GAAP, such acquisition costs would be capitalized and amortized over the policy periods.

I.   FEDERAL INCOME TAX

     The Company is included in the consolidated federal income tax return of SIAMCO. Income taxes payable or recoverable are determined on a separate return basis by the Company in accordance with a written tax allocation agreement. Deferred federal income taxes are not provided for temporary differences between tax and financial reporting as they would be under GAAP. Additionally, federal income taxes are not provided for unrealized gains (losses) on investments.

J.   PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

     The Company participates with SIAMCO and certain other affiliated companies in a defined benefit pension plan which covers substantially all of their employees. Generally, the companies' funding and accounting policies are to make the maximum contribution required under applicable regulations and to charge such contributions to expense in the year they are deductible for tax purposes. GAAP periodic net pension expense is based on the cost of incremental benefits for employee service during the period, interest on the projected benefit obligation, actual return on plan assets and amortization of actuarial gains and losses.

     In addition to providing the pension benefits, the Company, with SIAMCO and its affiliated subsidiaries, provides certain health care, dental and life insurance benefits to retired employees and their dependents. Substantially all of the employees may become eligible for those benefits if they reach normal retirement age while working for the Companies. The expected costs of providing those benefits to employees and the employees' beneficiaries and covered dependents are accounted for on an accrual basis during the years that employees render service in accordance with NAIC policy. SIAMCO is amortizing its transition obligation, created upon the initial valuation of postretirement benefits, over a period of twenty years and a portion of the annual expense is allocated to the Company.

K.   CODIFICATION

     In 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance, which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. The NAIC is not considering amendments to the Codification guidance that would also be effective upon implementation. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g., deferred income taxes are recorded.

     The Wisconsin Insurance Department has adopted the Codification guidance, effective January 1, 2001. The effect on the Codification on the Company's financial statements has not yet been estimated.

                         SENTRY LIFE INSURANCE COMPANY

                                   ----------

(2)  INVESTMENTS

     The book value and estimated market value of bonds are as follows:




                                                                           GROSS                     GROSS                ESTIMATED
                                                        BOOK             UNREALIZED                UNREALIZED               MARKET
                                                        VALUE               GAINS                    LOSSES                  VALUE
                                                        -----               -----                    ------                  -----
AT DECEMBER 31, 1999
US Treasury securities and
     obligations of US Government
     corporations and agencies                     $   44,861,293        $      999,252        $     (772,215)        $   45,088,330

Obligations of states and
     political subdivisions                               443,994                27,721                     0                471,715

Corporate securities                                  876,015,612            10,437,319           (40,424,102)           846,028,829

Mortgage-backed securities                            224,400,308             4,532,599            (2,314,104)           226,618,803
                                                   --------------        --------------        --------------         --------------
     Total                                         $1,145,721,207        $   15,996,891        $  (43,510,421)        $1,118,207,677
                                                   ==============        ==============        ==============         ==============


                                                                           GROSS                     GROSS                ESTIMATED
                                                       BOOK              UNREALIZED                UNREALIZED               MARKET
                                                       VALUE                GAINS                    LOSSES                  VALUE
                                                       -----                -----                    ------                  -----
AT DECEMBER 31, 1998
US Treasury securities and
     obligations of US Government
     corporations and agencies                     $   44,847,324        $    3,875,945        $            0         $   48,723,269

Obligations of states and
     political subdivisions                               441,814                92,159                     0                533,973

Corporate securities                                  819,379,743            73,859,271            (3,201,476)           890,037,538

Mortgage-backed securities                            253,522,988            14,734,376               (20,123)           268,237,241
                                                   --------------        --------------        --------------         --------------
Total                                              $1,118,191,869        $   92,561,751        $   (3,221,599)        $1,207,532,021
                                                   ==============        ==============        ==============         ==============



Book value and estimated market value of bonds at December 31, 1999, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                                                            ESTIMATED
                                                                BOOK                          MARKET
                                                                VALUE                         VALUE
                                                                -----                         -----
     Due in one year or less                                  $     7,339,697            $    7,424,129
     Due after one year through five years                         71,644,578                71,916,890
     Due after five years through ten years                       174,799,974               171,372,748
     Due after ten years                                          667,536,650               640,875,107
                                                               --------------            --------------
          Subtotal                                                921,320,899               891,588,874
     Mortgage-backed securities                                   224,400,308               226,618,803
                                                               --------------            --------------
          Total                                                $1,145,721,207            $1,118,207,677
                                                               ==============            ==============

                         SENTRY LIFE INSURANCE COMPANY

                                   ----------

     The bond portfolio distribution by quality rating (primarily Moody's) at December 31, 1999 is summarized as follows:

                  Aaa                                     25.29%
                  Aa                                       7.98%
                  A                                       41.73%
                  Baa                                     24.25%
                  Ba & below and not rated                 0.75%
                                                         -------
                                                         100.00%
                                                         =======


     Generally, bonds with ratings Baa and above are considered to be investment grade.

     Proceeds from sales of bonds during 1999 and 1998, including maturities and calls, were $137,065,217 and $147,260,947, respectively. In 1999 and 1998, respectively, gross gains of $1,424,706 and $3,633,126 and gross losses of $2,344,106 and $508,150 were realized on these sales before transfer to the IMR liability.

     At December 31, 1999 and 1998, investments carried at $4,283,967 and $4,335,822, respectively, were on deposit with various governmental agencies as required by law.

(3)  Unconsolidated Subsidiaries

     The Company wholly owed Sentry Life Insurance Company of New York (SLONY) during 1999 and 1998. Condensed financial information regarding SLONY is shown as follows:



                                                                  SLONY
                                                 -----------------------------------------
                                                     1999                         1998
                                                 -----------                   -----------
     Investments                                 $31,349,369                   $33,868,989
     Total assets                                 37,511,889                    38,308,361
     Policy reserves and benefits                 18,263,957                    19,401,383
     Total liabilities                            27,641,979                    28,775,421
     Statutory capital and surplus                 9,869,910                     9,532,940
     Premium income                                6,164,053                     7,151,770
     Net investment income                         2,436,476                     2,627,438
     Benefits and expenses                         7,044,649                     8,687,989
     Net income                                    1,019,134                       659,539



(4)  NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS (LOSSES)

     Sources of net investment income for 1999 and 1998 are as follows:



                                                                             1999                   1998
                                                                         -----------            ------------
Dividends received from affiliates                                       $   850,000            $    880,000
Interest:
     Bonds                                                                87,460,887              89,112,233
     Short-term investments                                                1,140,773               1,111,775
     Other investments                                                     1,815,616               1,676,371
     Amortization of IMR                                                   1,138,005               1,119,458
                                                                         -----------             -----------
          Gross investment income                                         92,405,281              93,899,837
Investment expense                                                           358,099                 355,015
                                                                         -----------             -----------
     Net investment income                                               $92,047,182             $93,544,822
                                                                         ===========             ===========

                          SENTRY LIFE INSURANCE COMPANY

                                   ----------

     The components of net realized gains (losses) and changes in net unrealized gains (losses) on investments which are reflected in the accompanying statutory-basis financial statements are as follows:



                                                           REALIZED                             UNREALIZED
                                               -------------------------------        ---------------------------------
                                                    1999                1998              1999                  1998
                                               -----------          ----------        ----------           -----------
Common stock of unconsolidated                         --                   --        $  336,970           $  (284,707)
     subsidiary
Bonds                                            (919,400)           3,124,975                --                    --
Stocks                                                 --                   --             2,329                    --
Capital gains tax                                 104,925           (1,608,247)               --                    --
                                               ----------           ----------        ----------           -----------
Pre-IMR capital gains (losses),
     net of tax                                  (814,475)           1,516,728           339,299              (284,707)
IMR capital gains transferred
     into the reserve, net of taxes               (21,056)          (2,031,234)               --                    --
                                               ----------           ----------        ----------           -----------
                                               $ (835,531)          $ (514,506)       $  339,299           $  (284,707)
                                               ==========           ==========        ==========           ===========


(5)  INCOME TAXES

     Federal income tax expense in the statutory-basis statements of operations differs from that computed based on the federal statutory corporate income tax rate of 35%. The reasons for these differences are as follows:

                                                                             1999               1998
                                                                             ----               ----
        Federal income tax calculated at statutory rate
           of 35% of income before federal income taxes and
           net realized gains on investments                             $ 8,911,521         $ 4,877,721
        Accrual of bond discount                                            (566,045)           (937,906)
        Adjustment for deferred acquisition costs                            (59,256)            (33,295)
        Dividends received from subsidiaries                                (297,500)           (308,000)
        Different basis used to compute future policy benefits               506,516           2,678,735
        Amortization of interest maintenance reserve                        (398,302)           (391,810)
        Other, net                                                           502,991            (200,692)
                                                                         -----------         -----------
            Total                                                        $ 8,599,925         $ 5,684,753
                                                                         ===========         ===========

     Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as the "policyholders' surplus account." The amounts included in this account are includable in taxable income of later years at rates then in effect if the life insurance company elects to distribute tax basis policyholders' surplus to stockholders as dividends or takes certain other actions. Any distributions are first made from another tax memorandum account known as the "stockholders' surplus account." The accumulation in the tax policyholders' surplus and stockholders' surplus accounts of the Company were $5,605,476 and $93,757,427, respectively, at December 31, 1999.

     Federal income tax returns of SIAMCO have been examined through 1996, and the Company and the Internal Revenue Service have reached agreement on all issues relating to 1996 and prior years. In the opinion of management, the Company has adequately provided for the possible effect of future assessments related to prior years.

(6)  DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

     Statement of Financial Accounting Standards No. 107 (SFAS 107), "Disclosures about Fair Values of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate those values. SFAS 107 defines fair value of a financial instrument as the amount at which that instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidated sale.

     The fair values presented on the next page represent management's best estimates and may not be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Certain financial instruments and all nonfinancial instruments are exempt from the disclosure requirements of SFAS 107. Financial instruments which are exempt include life policy benefits with mortality or morbidity risk. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company.

                         SENTRY LIFE INSURANCE COMPANY

                                   ----------

For cash and short-term investments and accrued investment income, the carrying amount approximates fair value.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

BONDS

Estimated fair value is generally based on quotes provided by independent pricing services. If a quoted market price is not available, fair value is estimated by management based on the quoted market price of comparable instruments.

POLICY LOANS

Policy loans have no stated maturity dates; therefore, no reasonable estimate of fair value can be made. Interest rates range from 5 to 8 percent.

SEPARATE ACCOUNTS

The fair value of the assets held in separate accounts and offsetting liabilities are estimated based on the fair value of the underlying assets.

AGGREGATE RESERVES FOR INVESTMENT-TYPE CONTRACTS

The fair value of investment-type insurance contracts is estimated by reducing the policyholder liability for applicable surrender charges.

STRUCTURED SETTLEMENTS

The fair value of the liability for structured settlements is estimated by discounting future cash flows using the current rates being offered for similar settlements.

LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

The fair value for contracts with stated maturities is estimated by discounting future cash flows using current rates being offered for similar contracts. For those contracts with no stated maturity, the fair value is estimated by calculating the surrender value.

The estimated fair values of the Company's financial instruments are as follows:


                                                 STATEMENT          ESTIMATED
AT DECEMBER 31, 1999                               VALUE            FAIR VALUE
                                              --------------      --------------
Assets:
  Bonds                                       $1,145,721,207      $1,118,207,677
  Assets held in separate accounts               645,899,120         645,899,120
Liabilities:
  Aggregate reserves for
   investment-type contracts                      71,802,052          71,619,440
  Structured settlements                          54,073,885          64,055,048
  Liability for premium and
   other deposit funds                           650,107,483         641,978,933
Liabilities related to separate accounts         645,025,463         645,025,463

                         SENTRY LIFE INSURANCE COMPANY

                                   ----------


                                                     STATEMENT           ESTIMATED
     AT DECEMBER 31, 1998                              VALUE             FAIR VALUE
                                                  --------------       --------------
     Assets:
       Bonds                                      $1,118,191,869       $1,207,532,021
       Assets held in separate accounts              604,877,464          604,877,464
     Liabilities:
       Aggregate reserves for
        investment-type contracts                     75,976,747           75,638,874
     Structured settlements                           53,328,059           63,023,295
     Liability for premium and
        other deposit funds                          624,627,002          624,347,222
     Liabilities related to separate accounts        603,897,819          603,897,819

(7)  PENSION AND 401K PLANS AND OTHER POSTRETIREMENT BENEFITS

     The Company participates with SIAMCO and certain other affiliated companies in a defined benefit pension plan which covers substantially all of their employees. The benefits are based on years of service, the average of the three highest of the last fifteen years of an employee's compensation and primary social security benefits, as defined in the plan. The Company is not a separately assignable entity for purposes of allocation of accumulated plan benefits or assets. The Company was not allocated pension expense by SIAMCO in 1999 and 1998.

     The Company participates with SIAMCO and its affiliated subsidiaries in a qualified 401k Plan. Employees who meet certain eligibility requirements may elect to participate in the Plan. Participants must contribute at least one percent but no more than 16 percent of base compensation. Highly compensated employees may contribute a maximum of 10 percent on a pre-tax basis. For non-highly compensated employees, the entire 16% may be deposited on a pre-tax basis. The Company matches up to 25% of employee contributions up to the first 6 percent of base salary deposited by an employee. The Company may make additional annual contributions to the Plan based on operating profit. The Company was allocated approximately $373,000 and $429,000 by SIAMCO for 401k Plan benefits in 1999 and 1998, respectively.

     In addition to the above-mentioned benefits, the Company, with SIAMCO and its affiliated subsidiaries, provides certain health care, dental and life insurance benefits to retired employees and their covered dependents. The retiree health care benefits allocated to the Company by SIAMCO were approximately $516,000 for 1999 and $470,000 for 1998.

(8)  REINSURANCE

     The Company had entered into reinsurance contracts for participation in reinsurance pools and surplus protection for its wholly-owned subsidiary. Assumed life in-force amounted to approximately 32% and 31% of total in-force (before ceded reinsurance) at December 31, 1999 and 1998, respectively.

     The Company has entered into reinsurance ceded contracts to limit the net loss potential arising from large risks. Generally, life benefits in excess of $250,000 and all group health liabilities, except for liabilities relating to SIAMCO's employee benefit plans, are ceded to reinsurers. The group health liabilities are ceded to SIAMCO.

                         SENTRY LIFE INSURANCE COMPANY

                                   ----------

     The Company cedes insurance to other insurers under various contracts which cover individual risks or entire classes of business. Although the ceding of insurance does not discharge the Company from its primary liability to policyholders in the event any reinsurer might be unable to meet the obligations assumed under the reinsurance agreements, it is the practice of insurers to reduce their balances for amounts ceded. The amounts included in the accompanying statutory-basis financial statements for reinsurance were as follows:


                                                               1999
                                                          (000'S OMITTED)
                                                          ---------------
                                            AFFILIATED                      UNAFFILIATED
                                            ----------                      ------------
                                     ASSUMED          CEDED          ASSUMED            CEDED
                                     -------          -----          -------            -----
     Premiums                         $  295        $ 24,993        $  7,399         $  3,488
     Benefits                            138          54,854           7,236            1,854
     Commissions                           8          10,050              (3)             440
     Future Policy Benefits:
        Life & Annuities                  31              --              13            1,303
        Accident & Health                 --         213,850             165               70
     Intercompany Receivable              --           3,620              --               --

                                                              1998
                                                         (000'S OMITTED)
                                                         ---------------
                                            AFFILIATED                      UNAFFILIATED
                                            ----------                      ------------
                                      ASSUMED         CEDED          ASSUMED            CEDED
                                      -------         -----          -------            -----
     Premiums                         $  306        $ 28,380        $  6,459         $  3,563
     Benefits                            372          43,926           6,539            1,634
     Commissions                          10          11,083              (3)             477
     Future Policy Benefits:
        Life & Annuities                  34              --              18            1,213
     Accident & Health                    --         226,031             175               73
     Intercompany Receivable              --             333              --               --


(9)  COMMITMENTS AND CONTINGENCIES

     In the normal course of business, there are various legal actions and proceedings pending against the Company. In the opinion of management and legal counsel, the ultimate resolution of these matters will not have a material adverse impact on the Company's statutory-basis financial statements.

     State guaranty funds can assess the Company for losses of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes that its ultimate cost for these assessments is not expected to have a material adverse effect on the financial statements.

(10) OTHER RELATED PARTY TRANSACTIONS

     The Company is the direct writer of certain employee benefit plans for SIAMCO. Premiums included in the accompanying statutory-basis statements of operations (net of ceded premiums) are approximately $33,022,000 and $25,742,000 in 1999 and 1998, respectively.

     The Company has provided coverage in the form of annuity contracts as structured settlements for SIAMCO workers' compensation claims. Reserves for future policy benefits at December 31, 1999 and 1998 included $54,073,885 and $53,328,059, respectively, relating to these contracts.

     Also, see Notes 7 and 8 for other related party transactions.

(11) WITHDRAWAL CHARACTERISTICS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES

     Annuity reserves and deposits of approximately $1,342.0 million and $1,286.0 million in 1999 and 1998, respectively, are subject to withdrawal at the discretion of the annuity contract holders. Approximately 96% and 95%, respectively, carry surrender charges.

                         SENTRY LIFE INSURANCE COMPANY

                 SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

                 AS OF AND FOR THE YEAR ENDED DECEMBER 31, 1999

                          SENTRY LIFE INSURANCE COMPANY

                 SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

                         FOR THE YEAR ENDED DECEMBER 31, 1999

                      SCHEDULE 1 - SELECTED FINANCIAL DATA


The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.


Investment Income Earned:
  Government Bonds.................................................... $      321,403
  Other bonds (unaffiliated)..........................................     87,139,484
  Common stocks of affiliates.........................................        850,000
  Mortgage loans......................................................            999
  Premium notes, policy loans and liens...............................      1,583,866
  Short-term investments..............................................      1,140,773
  Aggregate write-ins for investment income...........................        230,751
                                                                       --------------
  Gross investment income............................................. $   91,267,276
                                                                       ==============
Mortgage Loans - Book Value:
  Residential mortgages............................................... $            0
                                                                       ==============
Mortgage Loans By Standing - Book Value:
  Good standing....................................................... $            0
                                                                       ==============
Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
  Common stocks....................................................... $    9,869,910
                                                                       ==============
Bonds and Short-Term Investments by Class and Maturity:

  Bonds by Maturity - Statement Value
    Due within one year or less....................................... $   19,858,194
    Over 1 year through 5 years.......................................    157,866,910
    Over 5 years through 10 years.....................................    275,602,276
    Over 10 years through 20 years....................................    312,091,609
    Over 20 years.....................................................    380,302,218
                                                                       --------------
    Total by Maturity................................................. $1,145,721,207
                                                                       ==============
  Bonds by Class - Statement Value
    Class 1........................................................... $  833,324,129
    Class 2...........................................................    292,171,799
    Class 3...........................................................     17,342,925
    Class 4...........................................................      2,882,354
    Class 5...........................................................              0
    Class 6...........................................................              0
                                                                       --------------
    Total by Class.................................................... $1,145,721,207
                                                                       ==============
    Total Bonds Publicly Traded....................................... $1,124,872,697
                                                                       ==============
    Total Bonds Privately Placed...................................... $   20,848,510
                                                                       ==============
Short-Term Investments - Book Value................................... $   20,833,999
                                                                       ==============
Cash on Deposit....................................................... $            0
                                                                       ==============

                                       56

Life Insurance In Force (000's omitted):

   Ordinary.......................................................... $    4,538,256
                                                                      ==============
   Group Life........................................................ $    3,188,254
                                                                      ==============
Amount of Accidental Death Insurance In Force Under Ordinary
Policies (000's omitted)............................................. $      110,819
                                                                      ==============
Life Insurance Policies with Disability Provisions In Force:
   Ordinary..........................................................         20,124
                                                                      ==============
   Group Life........................................................            106
                                                                      ==============
Supplementary Contracts In Force:
   Ordinary - Not Involving Life Contingencies
      Amount on Deposit.............................................. $      340,063
                                                                      ==============
      Income Payable................................................. $      216,400
                                                                      ==============
Ordinary - Involving Life Contingencies
    Income Payable................................................... $       78,816
                                                                      ==============
Annuities:
   Ordinary
      Immediate - Amount of Income Payable........................... $    1,749,809
                                                                      ==============
      Deferred - Fully paid account balance.......................... $   18,765,099
                                                                      ==============
      Deferred - Not fully paid account balance...................... $  108,234,625
                                                                      ==============
   Group
      Amount of income payable....................................... $    4,841,658
                                                                      ==============
      Fully paid account balance..................................... $   26,503,191
                                                                      ==============
      Not fully paid account balance................................. $1,208,929,671
                                                                      ==============
Accident and Health Insurance - Premiums In Force:
   Ordinary.......................................................... $      115,852
                                                                      ==============
   Group............................................................. $   26,714,977
                                                                      ==============
Deposit Funds and Dividend Accumulations:
  Dividend Accumulations - Account Balance........................... $      360,313
                                                                      ==============
Claim Payments 1999:
   Group Accident and Health Year  - Ended December 31, 199X
     1999............................................................ $    2,582,449
                                                                      ==============
     1998............................................................ $      419,317
                                                                      ==============
     1997............................................................ $       85,332
                                                                      ==============
     1996 & prior.................................................... $    1,047,898
     Other Accident & Health                                          ==============
     1999............................................................ $        5,320
                                                                      ==============
     1998............................................................ $       21,591
                                                                      ==============
     1997............................................................ $       19,197
                                                                      ==============
     1996 & prior.................................................... $       56,701
                                                                      ==============

                                   APPENDIX A

                           ILLUSTRATIONS OF BENEFITS

Customized computer generated proposal illustrations tailored to the unique life insurance needs of an individual will play a major role in the sales process. The tables in Appendix A illustrate the way in which the Policy operates. They show how the death benefit, Cash Value and Cash Surrender Value for an Insured of a given age and annual premium may vary over an extended period of time. The tables are based on a standard male age 35 with a specified Amount of $100,000. The annual premium illustrated is the minimum first year premium for the death benefit option indicated. The tables illustrate values that would result assuming the premiums are paid as indicated, no loans, partial surrenders, or transfers are made, and the Policy Owner has not requested any changes in the Specified Amount, or illustration of future Policy values. Under these assumptions, the premium illustrated will meet the premium requirement under the death benefit guarantee provision for the Policy illustrated.

The tables illustrate Policy values assuming current mortality charges are deducted. The tables also illustrate Policy values assuming guaranteed maximum mortality charges are deducted. Guaranteed maximum mortality charges are based on the 1980 CSO-ALB mortality tables.

Gross investment returns of 0%, 6%, and 12% are assumed to be level for all years shown. The values would be different if rates of return averaged 0%, 6%, and 12% over the period of years, but fluctuated above and below those averages during individual years.

The Cash Values, Cash Surrender Values and death benefits in the tables take into account all charges and deductions against the Policy (see "Charges and Deductions").

The amounts shown for the death benefits and Cash Surrender Values reflect the fact that the net investment return of the Subaccounts is lower than the gross investment return on the assets held in the Portfolios because of the charges levied against the Subaccounts. The daily investment management and administration fees are assumed to be equivalent to an annual rate of 0.73% of the average daily net assets of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Janus Aspen Series. The values also assume that T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Janus Aspen Series will incur other expenses annually which are assumed to be .02% of the average daily net assets. These assumptions are based on the fee schedules in effect as of May 1, 2000, and are arithmetic averages of the fees and expenses for all Portfolios.

The Variable Life Account will be assessed for mortality and expense risks at an annual rate of .90% of the net asset value of the Variable Life Account. The Variable Life Account will also be assessed for the death benefit guarantee risk at an annual rate of .15% of the net asset value of the Variable Life Account. After taking these expenses and charges into consideration, the illustrated gross annual investment rates of 0%, 6%, and 12% are equivalent to net rates of (1.80%), 4.20% and 10.20%.

The hypothetical values shown in the tables do not reflect any charges for federal income taxes against the Variable Life Account, since the Company is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 6% or 12% by an amount sufficient to cover the tax charge in order to produce the values illustrated.

                     SENTRY LIFE INSURANCE COMPANY                       TABLE 1

SELF-DIRECTED LIFE             A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

Designed for:  MARK SENTRY               Prepared By:     ANN AGENT

Issue Age:     35 MALE                   Initial Specified Amount:  100000.
Rating Class:  STD. NON SMOKER           Death Benefit Option 1
                                         Annual Premium:      1168.
                                         State:  WI
================================================================================

      Summary of end of year values assuming a 12.00% gross rate of return
             This illustration is based on CURRENT mortality costs

                                   PREMIUMS
                      SUM OF        ACCUM.
AGE        YEAR   PREMIUMS PAID      @ 5%        CASH VALUE    SURRENDER VALUE   DEATH BENEFIT
---        ----   -------------   ---------      ----------    ---------------   -------------
36           1           1168         1226            957                 315          100000
37           2           2336         2514           2003                1361          100000
38           3           3504         3866           3147                2505          100000
39           4           4672         5286           4397                3755          100000
40           5           5840         6777           5764                5250          100000
41           6           7008         8342           7257                6872          100000
42           7           8176         9985           8990                8633          100000
43           8           9344        11711          10677               10549          100000
44           9          10512        13523          12632               12632          100000
45          10          11680        15426          14774               14774          100000
55          20          23360        40552          51594               51594          100000
65          30          35040        81481         147498              147498          179948
75          40          46720       148149         389229              389229          416475
95          60          70080       433635        2474961             2474961         2499710

================================================================================

      Summary of end of year values assuming a 12.00% gross rate of return
            This illustration is based on GUARANTEED mortality costs

                                   PREMIUMS
                      SUM OF        ACCUM.
AGE        YEAR   PREMIUMS PAID      @ 5%        CASH VALUE    SURRENDER VALUE   DEATH BENEFIT
---        ----   -------------   ---------      ----------    ---------------   -------------
36          1          1168           1226             908             266          100000
37          2          2336           2514            1896            1254          100000
38          3          3504           3866            2969            2327          100000
39          4          4672           5286            4136            3494          100000
40          5          5840           6777            5403            4889          100000
41          6          7008           8342            6779            6394          100000
42          7          8176           9985            8274            8017          100000
43          8          9344          11711            9900            9772          100000
44          9         10512          13523           11668           11668          100000
45         10         11680          15426           13593           13593          100000
55         20         23360          40552           46138           46138          100000
65         30         35040          81481          131449          131449          160368
75         40         46720         148149          346116          346116          370344
95         60         70080         433635         2169247         2169247         2190939

================================================================================
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.

                      SENTRY LIFE INSURANCE COMPANY                      TABLE 2

SELF-DIRECTED LIFE             A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

Designed for:  MARK SENTRY                 Prepared By:     ANN AGENT

Issue Age:     35 MALE                     Initial Specified Amount:   100000.
Rating Class:   STD. NON SMOKER            Death Benefit Option 1
                                           Annual Premium:               1168.
                                           State:  WI
================================================================================

      Summary of end of year values assuming a 6.00% gross rate of return
             This illustration is based on CURRENT mortality costs

                                    PREMIUMS
                      SUM OF          ACCUM.
AGE        YEAR    PREMIUMS PAID      @ 5%      CASH VALUE   SURRENDER VALUE  DEATH BENEFIT
---        ----    -------------    ---------   ----------   ---------------  -------------
36          1          1168           1226           899           257           100000
37          2          2336           2514          1827          1185           100000
38          3          3504           3866          2786          2144           100000
39          4          4672           5286          3774          3132           100000
40          5          5840           6777          4793          4279           100000
41          6          7008           8342          5841          5456           100000
42          7          8176           9985          6920          6663           100000
43          8          9344          11711          8030          7902           100000
44          9         10512          13523          9171          9171           100000
45         10         11680          15426         10345         10345           100000
55         20         23360          40552         23701         23701           100000
65         30         35040          81481         38465         38465           100000
75         40         46720         148149         48425         48425           100000
95         60         70080         433635             0             0           100000

================================================================================

      Summary of end of year values assuming a 6.00% gross rate of return
            This illustration is based on GUARANTEED mortality costs

                                    PREMIUMS
                      SUM OF          ACCUM.
AGE        YEAR    PREMIUMS PAID      @ 5%      CASH VALUE   SURRENDER VALUE  DEATH BENEFIT
---        ----    -------------    ---------   ----------   ---------------  -------------
36          1          1168           1226           852           210           100000
37          2          2336           2514          1726          1084           100000
38          3          3504           3866          2622          1980           100000
39          4          4672           5286          3540          2898           100000
40          5          5840           6777          4477          3963           100000
41          6          7008           8342          5432          5047           100000
42          7          8176           9985          6405          6148           100000
43          8          9344          11711          7395          7267           100000
44          9         10512          13523          8400          8400           100000
45         10         11680          15426          9420          9420           100000
55         20         23360          40552         20114         20114           100000
65         30         35040          81481         28427         28427           100000
75         40         46720         148149         19811         19811           100000
95         60         70080         433635             0             0           100000

================================================================================
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.

                        SENTRY LIFE INSURANCE COMPANY                    TABLE 3

SELF-DIRECTED LIFE             A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

Designed for:  MARK SENTRY                     Prepared By:  ANN AGENT

Issue Age:     35 MALE                         Initial Specified Amount: 100000.
Rating Class:  STD. NON SMOKER                 Death Benefit Option 1
                                               Annual Premium:          1168.
                                               State:  WI
================================================================================

      Summary of end of year values assuming a 0.00% gross rate of return
             This illustration is based on CURRENT mortality costs

                                PREMIUMS
                   SUM OF        ACCUM.
AGE     YEAR    PREMIUMS PAID    @ 5%     CASH VALUE   SURRENDER VALUE   DEATH BENEFIT
---     ----    -------------   --------  ----------   ---------------   -------------
36        1           1168         1226        841             199          100000
37        2           2336         2514       1659            1017          100000
38        3           3504         3866       2453            1811          100000
39        4           4672         5286       3223            2581          100000
40        5           5840         6777       3967            3454          100000
41        6           7008         8342       4685            4299          100000
42        7           8176         9985       5375            5118          100000
43        8           9344        11711       6039            5911          100000
44        9          10512        13523       6675            6675          100000
45       10          11680        15426       7283            7283          100000
55       20          23360        40552      11365           11365          100000
65       30          35040        81481       9057            9057          100000
75       40          46720       148149          0               0          100000
95       60          70080       433635          0               0          100000

================================================================================

      Summary of end of year values assuming a 0.00% gross rate of return
            This illustration is based on GUARANTEED mortality costs

                                PREMIUMS
                    SUM OF       ACCUM.
AGE     YEAR    PREMIUMS PAID     @ 5%    CASH VALUE   SURRENDER VALUE   DEATH BENEFIT
---     ----    -------------   --------  ----------   ---------------   -------------
36        1         1168          1226         795             153           100000
37        2         2336          2514        1563             921           100000
38        3         3504          3866        2303            1661           100000
39        4         4672          5286        3013            2371           100000
40        5         5840          6777        3691            3177           100000
41        6         7008          8342        4335            3950           100000
42        7         8176          9985        4945            4688           100000
43        8         9344         11711        5519            5391           100000
44        9        10512         13523        6055            6055           100000
45       10        11680         15426        6552            6552           100000
55       20        23360         40552        8994            8993           100000
65       30        35040         81481        2323            2323           100000
75       40        46720        148149           0               0           100000
95       60        70080        433635           0               0           100000

================================================================================
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.

                        SENTRY LIFE INSURANCE COMPANY                    TABLE 4

SELF-DIRECTED LIFE             A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

Designed for:  MARK SENTRY                     Prepared By:     ANN AGENT

Issue Age:     35 MALE                         Initial Specified Amount: 100000.
Rating Class:   STD. NON SMOKER                Death Benefit Option 2
                                               Annual Premium:          2281.
                                               State:  WI
================================================================================

      Summary of end of year values assuming a 12.00% gross rate of return
             This illustration is based on CURRENT mortality costs

                                PREMIUMS
                     SUM OF      ACCUM.
AGE     YEAR    PREMIUMS PAID     @ 5%    CASH VALUE   SURRENDER VALUE   DEATH BENEFIT
---     ----    -------------   --------  ----------   ---------------   -------------
36         1          2281         2395       2096              1450           102096
37         2          4562         4910       4396              3750           104396
38         3          6843         7550       6920              6274           106920
39         4          9124        10323       9689              9043           109689
40         5         11405        13234      12726             12209           112726
41         6         13686        16291      16056             15668           116056
42         7         15967        19501      19709             19451           119709
43         8         18248        22871      23718             23589           123718
44         9         20529        26409      28116             28116           128116
45        10         22810        30125      32942             32942           132942
55        20         45620        79195     116114            116114           216114
65        30         68430       159124     325202            325202           425202
75        40         91240       289321     849745            849745           949745
95        60        136860       846851    5403587           5403587          5503587

================================================================================

      Summary of end of year values assuming a 12.00% gross rate of return
            This illustration is based on GUARANTEED mortality costs

                                PREMIUMS
                    SUM OF       ACCUM.
AGE     YEAR    PREMIUMS PAID     @ 5%    CASH VALUE   SURRENDER VALUE   DEATH BENEFIT
---     ----    -------------   --------  ----------   ---------------   -------------
36        1            2281        2395         2047           1401           102047
37        2            4562        4910         4287           3641           104287
38        3            6843        7550         6737           6091           106737
39        4            9124       10323         9417           8771           109417
40        5           11405       13234        12348          11831           112348
41        6           13686       16291        15551          15163           115551
42        7           15967       19501        19053          18795           119053
43        8           18248       22871        22882          22753           122882
44        9           20529       26409        27068          27068           127068
45       10           22810       30125        31645          31645           131645
55       20           45620       79195       109150         109150           209150
65       30           68430      159124       298716         298716           398716
75       40           91240      289321       761764         761764           861764
95       60          136860      846851      4619150        4619150          4719150

================================================================================
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.

                          SENTRY LIFE INSURANCE COMPANY                  TABLE 5

SELF-DIRECTED LIFE             A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

Designed for:  MARK SENTRY                     Prepared By:     ANN AGENT

Issue Age:     35 MALE                         Initial Specified Amount: 100000.
Rating Class:  STD. NON SMOKER                 Death Benefit Option 2
                                               Annual Premium:          2281.
                                               State:  WI
================================================================================

      Summary of end of year values assuming a 6.00% gross rate of return
             This illustration is based on CURRENT mortality costs

                                PREMIUMS
                    SUM OF       ACCUM.
AGE     YEAR    PREMIUMS PAID     @ 5%    CASH VALUE   SURRENDER VALUE   DEATH BENEFIT
---     ----    -------------   --------  ----------   ---------------   -------------
36        1           2281        2395         1976             1330         101976
37        2           4562        4910         4025             3379         104025
38        3           6843        7550         6150             5504         106150
39        4           9124       10323         8352             7706         108352
40        5          11405       13234        10633            10116         110633
41        6          13686       16291        12994            12606         112994
42        7          15967       19501        15438            15180         115438
43        8          18248       22871        17968            17839         117968
44        9          20529       26409        20584            20584         120584
45       10          22810       30125        23290            23290         123290
55       20          45620       79195        55495            55495         155495
65       30          68430      159124        95945            95945         195945
75       40          91240      289321       135366           135366         235366
95       60         136860      846851        24391            24391         124391

================================================================================

      Summary of end of year values assuming a 6.00% gross rate of return
            This illustration is based on GUARANTEED mortality costs

                                PREMIUMS
                    SUM OF       ACCUM.
AGE     YEAR    PREMIUMS PAID     @ 5%    CASH VALUE   SURRENDER VALUE   DEATH BENEFIT
---     ----    -------------   --------  ----------   ---------------   -------------
36        1           2281        2395        1928              1282          101928
37        2           4562        4910        3922              3276          103922
38        3           6843        7550        5982              5336          105985
39        4           9124       10323        8109              7463          108109
40        5          11405       13234       10303              9786          110303
41        6          13686       16291       12564             12176          112564
42        7          15967       19501       14893             14635          114893
43        8          18248       22871       17290             17161          117290
44        9          20529       26409       19755             19755          119755
45       10          22810       30125       22289             22289          122289
55       20          45620       79195       51297             51297          151297
65       30          68430      159124       83444             83444          183444
75       40          91240      289321      102525            102525          202525
95       60         136860      846851           0                 0          100000

================================================================================
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.

                          SENTRY LIFE INSURANCE COMPANY                  TABLE 6

SELF-DIRECTED LIFE             A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

Designed for:  MARK SENTRY                     Prepared By:     ANN AGENT

Issue Age:     35 MALE                         Initial Specified Amount: 100000.
Rating Class:  STD. NON SMOKER                 Death Benefit Option 2
                                               Annual Premium:           2281.
                                               State:     WI
================================================================================

      Summary of end of year values assuming a 0.00% gross rate of return
             This illustration is based on CURRENT mortality costs

                                PREMIUMS
                    SUM OF       ACCUM.
AGE     YEAR    PREMIUMS PAID     @ 5%    CASH VALUE   SURRENDER VALUE   DEATH BENEFIT
---     ----    -------------   --------  ----------   ---------------   -------------
36        1           2281        2395        1856             1210           101856
37        2           4562        4910        3670             3024           103670
38        3           6843        7550        5440             4794           105440
39        4           9124       10323        7167             6521           107167
40        5          11405       13234        8850             8334           108850
41        6          13686       16291       10487            10100           110487
42        7          15967       19501       12079            11820           112079
43        8          18248       22871       13626            13497           113626
44        9          20529       26409       15126            15126           115126
45       10          22810       30125       16580            16580           116580
55       20          45620       79195       28129            28129           128129
65       30          68430      159124       31448            31448           131448
75       40          91240      289321       17429            17429           117429
95       60         136860      846851           0                0           100000

================================================================================

      Summary of end of year values assuming a 0.00% gross rate of return
            This illustration is based on GUARANTEED mortality costs

                                PREMIUMS
                    SUM OF       ACCUM.
AGE     YEAR    PREMIUMS PAID     @ 5%    CASH VALUE   SURRENDER VALUE   DEATH BENEFIT
---     ----    -------------   --------  ----------   ---------------   -------------
36        1            2281       2395        1810             1164           101810
37        2            4562       4910        3572             2926           103572
38        3            6843       7550        5286             4640           105286
39        4            9124      10323        6950             6304           106950
40        5           11405      13234        8563             8046           108563
41        6           13686      16291       10122             9734           110122
42        7           15967      19501       11626            11368           111626
43        8           18248      22871       13075            12946           113075
44        9           20529      26409       14466            14466           114466
45       10           22810      30125       15799            15799           115799
55       20           45620      79195       25412            25412           125412
65       30           68430     159124       24443            24443           124443
75       40           91240     289321         807              923           100807
95       60          136860     846851           0                0           100000

================================================================================
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN.

                                     PART II



                           UNDERTAKING TO FILE REPORTS


a. Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

b. Pursuant to Investment Company Act Section 26(e), Sentry Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.




                                 INDEMNIFICATION

The Bylaws of the Company and resolutions adopted by SIAMCO provide that any person who at any time serves as a director or officer of the Company or any majority-owned ultimate subsidiary of SIAMCO shall be indemnified or reimbursed against and for any and all claims for which they become subject by reason of such service.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                 REPRESENTATIONS


1. Registrant represents that Section (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on.

2. Registrant represents that the level of the risk charge is reasonable in relation to the risks assumed by the life insurer under the Policies.

3. Registrant represents that it has analyzed the risk charge taking into consideration such facts as current charge levels, potential adverse mortality, the manner in which charges are imposed, the markets in which the Policy will be offered, anticipated sales and lapse rates.

4. Registrant represents that the Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the Variable Life Account will benefit the Variable Life Account and policyholders and will keep and make available to the Commission, on request, a memorandum setting forth the basis for this representation.

5. Registrant represents that the Variable Life Account will invest only in management investment companies undertaking to have a Board, a majority of whom are not interested persons of the Company, which formulates and approves any plan under Rule 12b-1 to finance distribution expenses.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

The Prospectus consisting of 64 pages.

The undertaking to file reports.

The signatures.

Written consents of the following persons:

         Dean A. Klingenberg, FSA, MAAA
         PricewaterhouseCoopers LLP, Independent Accountant
         Blazzard, Grodd & Hasenauer, P.C.

The following exhibits:

         A. Copies of all exhibits required by paragraph A of instructions for exhibits in Form N-8B-2.

                  1.  Resolutions of the Board of Directors of Sentry Life
                         Insurance Company*

                  2.  None

                  3a. Principal Underwriter's Agreement*

                  3b. Registered Representatives Agreement*

                  3c. General Agent Agreement*

                  4.  Not Applicable

                  5. Flexible Premium Variable Life Insurance Policy* Amendatory Riders for Various States*

                  6a. Articles of Incorporation of the Company*

                  6b. Bylaws of the Company*

                  7.  Not Applicable

                  8.  Not Applicable

                  9a. Fund Participation Agreement with T. Rowe Price Fixed
                      Income Series, Inc., T. Rowe Price Equity Series, Inc., and T. Rowe Price International Series, Inc.**

                  9b. Fund Participation Agreement with Janus Aspen Series**

                  10. Application Form

                  11. Memorandum of Exchange Right*

                  27. Not Applicable

         B.  Opinion and Consent of Counsel

         C.  Consent of Independent Accountant

         D.  Consent of Actuary

* Incorporated herein by reference to Registrant's Post Effective Amendment No. 13 filed electronically on or about April 30, 1997.

** Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 filed electronically on or about January 7, 2000.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, the Registrant, SENTRY VARIABLE LIFE ACCOUNT I and SENTRY LIFE INSURANCE COMPANY have duly caused this Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Stevens Point, State of Wisconsin, on the 24th day of April, 2000. The Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement.



                                      Sentry Variable Life Account I, Registrant


                                      BY: Sentry Life Insurance Company



                                      BY: /s/ Dale R. Schuh
                                         ---------------------------------------
                                         Dale R. Schuh, Chairman of the Board,
                                              President and Director



                                      Sentry Life Insurance Company, Depositor



                                      BY: /s/ Dale R. Schuh
                                         ---------------------------------------
                                         Dale R. Schuh, Chairman of the Board,
                                              President and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.




/s/ Dale R. Schuh                                                 April 24, 2000
--------------------------------------------
Dale R. Schuh, Chairman of the
Board, President and Director



/s/ Wallace D. Taylor                                             April 24, 2000
--------------------------------------------
Wallace D. Taylor, Vice President



/s/ William M. O'Reilly                                           April 24, 2000
--------------------------------------------
William M. O'Reilly, Secretary and
Director



/s/ William J. Lohr                                               April 24, 2000
--------------------------------------------
William J. Lohr, Treasurer and
Director



/s/ Janet L. Fagan                                                April 24, 2000
--------------------------------------------
Janet L. Fagan, Director



/s/ James J. Weishan                                              April 24, 2000
--------------------------------------------
James J. Weishan, Director

                                   EXHIBITS TO

                         POST-EFFECTIVE AMENDMENT NO. 18

                                       TO

                                    FORM S-6

                                       FOR

                         SENTRY VARIABLE LIFE ACCOUNT I



Exhibit A(10)              Application Form

Exhibit B                  Written Consent of Counsel
                           Blazzard, Grodd & Hasenauer, P.C.

Exhibit C                  Written Consent of Independent Accountant
                           PricewaterhouseCoopers LLP

Exhibit D                  Written Consent of Actuary
                           Dean A. Klingenberg, FSA, MAAA